AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON September 26, 2005.

                                                            File Nos. 333-103098
                                                                       811-04865
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                         Pre-Effective Amendment No. ___                     [ ]

                         Post-Effective Amendment No. 4                      [X]

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                              Amendment No. 65                               [X]

                        (Check Appropriate Box or Boxes)
                            ------------------------

                               VARIABLE ACCOUNT A
                           (Exact Name of Registrant)

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)
                                 80 PINE STREET,
                            NEW YORK, NEW YORK 10005
   (Address and Telephone Number of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (713) 831-3150

                           AGC LIFE INSURANCE COMPANY
                               (Name of Guarantor)
                          458N AMERICAN GENERAL CENTER
                               NASHVILLE, TN 37250
   (Address and Telephone Number of Guarantor's Principal Offices) (Zip Code)
        Guarantor's Telephone Number, including Area Code: (713) 831-8470

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA
                               (Name of Guarantor)
                                 70 PINE STREET
                               NEW YORK, NY 10270
   (Address and Telephone Number of Guarantor's Principal Offices) (Zip Code)
        Guarantor's Telephone Number, including Area Code: (212) 458-5819

                              LAUREN W. JONES, ESQ.
            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                               2929 ALLEN PARKWAY
                              HOUSTON, TEXAS 77019
(Name and Address of Agent for Service for Depositor, Registrant and Guarantors)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]   on [INSERT DATE if applicable] pursuant to paragraph (b) of Rule 485

[X]   60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]   on [INSERT DATE if applicable] pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: (i) units of interests in VARIABLE ACCOUNT A of AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK under variable annuity contracts and (ii) guarantees related to insurance obligations under certain variable annuity contracts.

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                               VARIABLE ACCOUNT A
                 SUPPLEMENT TO PROSPECTUS DATED AUGUST 12, 2005
                   ALLIANCEBERNSTEIN OVATION VARIABLE ANNUITY

THE DATE OF THE PROSPECTUS AND ALL REFERENCES IN THE PROSPECTUS TO THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION ARE HEREBY CHANGED TO SEPTEMBER 30, 2005.

THE FOLLOWING PARAGRAPHS ARE INSERTED IN THE "OTHER INFORMATION" SECTION FOLLOWING "AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK" SUBSECTION OF THE PROSPECTUS UNDER A NEW SUBSECTION HEADING "GUARANTEES OF INSURANCE OBLIGATIONS":

Insurance obligations under contracts issued by American International Life Assurance Company of New York ("AI Life") are guaranteed by National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union") and AGC Life Insurance Company ("AGC Life"), two affiliates of the AI Life. Insurance obligations include, without limitation, contract value invested in any available fixed account option, death benefits, and income options. These guarantees do not guarantee variable contract value or the investment performance of the Variable Investment Options available under the contracts. Each guarantee provides that the AI Life's contract owners can enforce the guarantee directly.

AGC Life guarantee is limited and covers only (i) insurance obligations arising under contracts issued on or after August 10, 2005 and before the AGC Life guarantee is terminated, including obligations arising from Purchase Payments received after termination; and (ii) insurance obligations under contracts issued prior to August 10, 2005 arising from any Purchase Payments made on or after August 10, 2005 and prior to termination (the "AGC Life Obligations"). The National Union guarantee is not limited in this way.

AI Life expects that both the National Union and AGC Life guarantees will be terminated within the next year. However, the insurance obligations on contracts issued prior to termination of the National Union guarantee would continue to be covered by the National Union guarantee, including obligations arising from Purchase Payments received after termination, until satisfied in full. After termination of the AGC Life guarantee, the AGC Life Obligations would continue to be covered by the AGC Life guarantee until satisfied in full.

National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union") is a stock property-casualty insurance company incorporated under the laws of the Commonwealth of Pennsylvania on February 14, 1901. National Union's principal executive office is located at 70 Pine Street, New York, New York 10270. National Union is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. National Union is a wholly owned subsidiary of American International Group, Inc.

AGC Life Insurance Company is a stock life insurance company organized under the laws of Missouri on September 1, 1982. AGC Life's principal executive office is located at 458N American General Center, Nashville, TN 37250-001. AGC Life is a holding company which is engaged primarily, through its subsidiaries, in a range of insurance and insurance related activities. AGC Life also conducts a reinsurance business with both affiliated and non-affiliated insurers. AGC Life is an indirect, wholly owned subsidiary of American International Group, Inc.

THE PARAGRAPH BELOW SHOULD BE INSERTED AS THE LAST PARAGRAPH OF THE "FINANCIAL STATEMENTS" SUBSECTION IN THE "OTHER INFORMATION" SECTION OF THE PROSPECTUS:

The financial statements of the American International Life Assurance Company of New York, the Variable Account A and AGC Life can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at 800-255-8402 or by writing to Delaware Valley Financial Services, LLC, 300 Berwyn Park, P.O. Box 3031, Berwyn, PA 19312-0031. The financial statements have also been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

Please keep this supplement with your prospectus.

Dated: September 30, 2005

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                               VARIABLE ACCOUNT A
     SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 12, 2005
                   ALLIANCEBERNSTEIN OVATION VARIABLE ANNUITY

THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") IS HEREBY CHANGED TO SEPTEMBER 30, 2005.

ADD A NEW SUBSECTION TO THE "GENERAL INFORMATION" SECTION FOLLOWING THE "AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK" SUBSECTION TO READ AS FOLLOWS:

AGC LIFE INSURANCE COMPANY

      AGC Life Insurance Company ("AGC Life") is a stock life insurance company organized under the laws of Missouri on September 1, 1982. AGC Life's principal executive office is located at 458N American General Center, Nashville, TN 37250-001. AGC Life is a holding company which through its subsidiaries is primarily engaged in a range of insurance and insurance-related activities. AGC Life also conducts a reinsurance business with both affiliated and non-affiliated insurers. AGC Life is an indirect, wholly-owned subsidiary of AIG and an affiliate of American International Life Assurance Company of New York.

ADD A NEW SUBSECTION TO THE "FINANCIAL STATEMENTS" SECTION AS FOLLOWS:

AGC LIFE FINANCIAL STATEMENTS

      The statutory-basis balance sheets of AGC Life as of December 31, 2004 and 2003 and the related statutory-basis statements of income, changes in capital and surplus and cash flow for the years then ended appear elsewhere herein, in reliance on the reports of PricewaterhouseCoopers LLP ("PwC"), an independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing.

      The statutory-basis balance sheets of AGC Life as of December 31, 2003 and 2002 and the related statutory-basis statements of income, changes in capital and surplus and cash flow for the years then ended appear elsewhere herein, in reliance on the reports of PwC, an independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing.

      You should only consider the financial statements of AGC Life that we include in this SAI as bearing on the ability of AGC Life, as guarantor, to meet its obligations under a guarantee agreement that guarantees the insurance obligations of certain contracts as of August 10, 2005.

Please keep this supplement with your Statement of Additional Information.

Dated: September 30, 2005

                               VARIABLE ACCOUNT A

                              PART A -- PROSPECTUS

Incorporated by reference to Form N-4, Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 60 under the Investment Company Act of 1940, File Nos. 333-103098 and 811-04865, filed on May 2, 2005, Accession No.
0001193125-05-092391 and Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 64 under the Investment Company Act of 1940, File Nos. 333-103098 and 811-04865, filed on August 12, 2005, Accession No.
0001193125-05-166912.

                 PART B - STATEMENT OF ADDITIONAL INFORMATION

Incorporated by reference to Form N-4, Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 60 under the Investment Company Act of 1940, File Nos. 333-103098 and 811-04865, filed on May 2, 2005, Accession No.
0001193125-05-092391 and Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 64 under the Investment Company Act of 1940, File Nos. 333-103098 and 811-04865, filed on August 12, 2005, Accession No.
0001193125-05-166912.

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

AGC Life Insurance Company
(An indirect wholly owned subsidiary of American International Group, Inc.) Statutory-Basis Financial Statements
December 31, 2004 and 2003

AGC Life Insurance Company
(An indirect wholly owned subsidiary of American International Group, Inc.)
Index
December 31, 2004 and 2003
--------------------------------------------------------------------------------

                                                                         Page(s)
                                                                         -------
Report of Independent Auditors.................................................1

Statutory-Basis Financial Statements

Balance Sheets.................................................................2

Statements of Income...........................................................3

Statements of Changes in Capital and Surplus...................................4

Statements of Cash Flows.......................................................5

Notes to Financial Statements...............................................6-30

[LETTERHEAD] PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Suite 2900
1201 Louisiana
Houston, TX 77002-5678
Telephone (713) 356-4000

                         Report of Independent Auditors

To the Board of Directors of
AGC Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of AGC Life Insurance Company as of December 31, 2004 and 2003, and the related statutory-basis statements of income, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements, using accounting practices prescribed or permitted by the Insurance Department of the State of Missouri, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America are material; they are described in Note 1.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2004 and 2003, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in
Note 1.

PRICEWATERHOUSECOOOPERS LLP

May 27, 2005, except for Note 15, to which the date is September 9, 2005

AGC Life Insurance Company
(An indirect wholly owned subsidiary of American International Group, Inc.) Statutory-Basis Balance Sheets
December 31, 2004 and 2003
--------------------------------------------------------------------------------

(in thousands of dollars, except share data)                       2004         2003
                                                                ----------   ----------
Admitted Assets
Cash and invested assets
   Bonds                                                        $  353,582   $  351,244
   Preferred stocks of subsidiaries                                  8,500        8,500
   Common stocks of subsidiaries                                 9,365,971    8,116,546
   Mortgage loans                                                      194          250
   Contract loans                                                    1,296        1,341
   Short-term investments                                            1,640        7,591
   Cash and cash equivalents                                         1,097           41
   Receivables for securities                                           68          133
                                                                ----------   ----------
         Total cash and invested assets                          9,732,348    8,485,646

Reinsurance balances recoverable                                     2,089        7,247
Deferred and uncollected premiums                                    4,729       17,656
Accrued investment income                                            4,507        4,530
Receivable from parent, subsidiaries and affiliates                120,000          276
Net deferred tax asset                                                  --          987
                                                                ----------   ----------
         Total admitted assets                                  $9,863,673   $8,516,342
                                                                ==========   ==========
Liabilities and Capital and Surplus
Liabilities
   Policy and contract liabilities
      Life and annuity reserves                                 $   72,186   $   72,842
      Accident and health reserves                                   3,351       21,355
      Liability for deposit-type contracts                           1,348        1,465
      Unpaid claims                                                    883        6,153
                                                                ----------   ----------
         Total policy and contract liabilities                      77,768      101,815

Reinsurance balances                                                 4,774       16,619
Deferred gain on subsidiaries' intercompany reinsurance
   agreements                                                    1,611,507      681,676
Payable to parent, subsidiaries and affiliates                     120,004            2
Other liabilities                                                   57,340       43,975
Federal income taxes (including $35 and $37 on realized
   capital gains at December 31, 2003 and 2002, respectively)        2,685       45,063
Borrowings from affiliates                                         116,326      116,326
                                                                ----------   ----------
         Total liabilities                                       1,990,404    1,005,476
                                                                ----------   ----------
Capital and surplus
   Common stock, $100 par value; 250,000 authorized shares;
      141,041 shares issued and outstanding                         14,104       14,104
   Surplus notes                                                 2,533,206    2,533,206
   Paid-in surplus                                               4,057,318    3,635,759
   Unassigned surplus                                            1,268,641    1,327,797
                                                                ----------   ----------
         Total capital and surplus                               7,873,269    7,510,866
                                                                ----------   ----------
         Total liabilities and capital and surplus              $9,863,673   $8,516,342
                                                                ==========   ==========

    The accompanying notes are an integral part of these statutory financial statements.

AGC Life Insurance Company
(An indirect wholly owned subsidiary of American International Group, Inc.) Statutory-Basis Statements of Income
Years Ended December 31, 2004 and 2003
--------------------------------------------------------------------------------

(in thousands of dollars)                                                2004       2003
                                                                       --------   --------
Premiums and other revenues
Life and annuity premiums                                              $  6,015   $  5,959
Accident and health premiums                                             34,018     33,851
Net investment income                                                   528,350    876,570
Amortization of the interest maintenance reserve                             49        (15)
Commissions and expense allowances on reinsurance ceded                  28,549      8,430
Miscellaneous income                                                         --        252
                                                                       --------   --------
   Total premiums and other revenues                                    596,981    925,047
                                                                       --------   --------
Benefits paid or provided
Death benefits                                                            1,070      1,196
Annuity benefits                                                          2,687      2,886
Accident and health benefits                                             18,021     21,452
Surrender benefits                                                          713        255
Decrease in life and annuity reserves                                      (772)    (1,851)
Decrease in accident and health reserves                                (18,004)    (2,171)
                                                                       --------   --------
   Total benefits paid or provided                                        3,715     21,767
                                                                       --------   --------
Insurance expenses
Commissions and expense allowances on reinsurance assumed                57,197     18,049
General expenses                                                            536        601
Insurance taxes, licenses and fees                                           53         22
Increase in loading on deferred and uncollected premiums                     (4)         1
                                                                       --------   --------
   Total insurance expenses                                              57,782     18,673
                                                                       --------   --------
Reserve adjustments and asset transfers to reinsurers                    (7,980)     6,223
                                                                       --------   --------
Gain from operations before dividends to policyholders, federal
   income taxes and net realized capital gains (losses)                 543,464    878,384
Dividends to policyholders                                                    5          6
                                                                       --------   --------
Gain from operations before federal income taxes and net realized
   capital gains (losses)                                               543,459    878,378
Federal income tax benefit                                               59,376     74,352
                                                                       --------   --------
Gain from operations before net realized capital gains (losses)         602,835    952,730

Net realized capital gains (losses), net of tax expense (2004 - $35;
   2003 - $37)                                                               --      1,813
                                                                       --------   --------
Net income                                                             $602,835   $954,543
                                                                       ========   ========

    The accompanying notes are an integral part of these statutory financial statements.

AGC Life Insurance Company
(An indirect wholly owned subsidiary of American International Group, Inc.) Statutory-Basis Statements of Changes in Capital and Surplus
Years Ended December 31, 2004 and 2003
--------------------------------------------------------------------------------

                                                                                             Total
                                          Common     Surplus      Paid-in    Unassigned   Capital and
(in thousands of dollars)                 Stock       Note        Surplus      Surplus      Surplus
                                         -------   ----------   ----------   ----------   -----------
Balances at December 31, 2002            $14,104   $2,533,206   $2,774,182   $  837,604    $6,159,096

Net income                                    --           --           --      954,543       954,543
Change in net deferred income tax             --           --           --       (1,660)       (1,660)
Net change in unrealized capital gains        --           --           --      464,089       464,089
Increase in nonadmitted assets                --           --           --       (2,768)       (2,768)
Decrease in asset valuation reserve           --           --           --        1,764         1,764
Paid-in surplus                               --           --      861,577           --       861,577
Dividends to parent                           --           --           --     (730,238)     (730,238)
Interest expense on surplus notes             --           --           --     (195,537)     (195,537)
                                         -------   ----------   ----------   ----------    ----------
Balances at December 31, 2003             14,104    2,533,206    3,635,759    1,327,797     7,510,866

Net income                                    --           --           --      602,835       602,835
Change in net deferred income tax             --           --           --       (1,566)       (1,566)
Net change in unrealized capital gains        --           --           --     (101,965)     (101,965)
Decrease in nonadmitted assets                --           --           --          595           595
Increase in asset valuation reserve           --           --           --      (12,418)      (12,418)
Paid-in surplus                               --           --      421,559           --       421,559
Dividends to parent                           --           --           --     (351,100)     (351,100)
Interest expense on surplus notes             --           --           --     (195,537)     (195,537)
                                         -------   ----------   ----------   ----------    ----------
Balances at December 31, 2004            $14,104   $2,533,206   $4,057,318   $1,268,641    $7,873,269
                                         =======   ==========   ==========   ==========    ==========

    The accompanying notes are an integral part of these statutory financial statements.

AGC Life Insurance Company
(An indirect wholly owned subsidiary of American International Group, Inc.) Statutory-Basis Statements of Cash Flows
Years Ended December 31, 2004 and 2003
--------------------------------------------------------------------------------

(in thousands of dollars)                                            2004        2003
                                                                  ---------   ---------
Operating activities
Premiums collected, net of reinsurance                            $  49,553   $  36,683
Net investment income received                                      528,246     194,262
Miscellaneous income                                                     --         252
Commission and expense allowances received on reinsurance ceded      30,397       9,571
Benefits paid                                                       (27,421)    (25,488)
Insurance expenses paid                                             (55,319)    (23,722)
Dividends paid to policyholders                                          (5)         (7)
Federal income taxes recovered                                       16,964      72,909
                                                                  ---------   ---------
      Net cash provided by operating activities                     542,415     264,460
                                                                  ---------   ---------
Investment activities
Proceeds from sales, maturities, or repayments of investments
   Bonds                                                             12,621      17,540
   Common stocks of subsidiaries                                         --       5,057
   Mortgage loans                                                        56         243
                                                                  ---------   ---------
      Total investment proceeds                                      12,677      22,840
                                                                  ---------   ---------
Cost of investments acquired
Bonds                                                               (14,731)    (18,484)
Common stocks of subsidiaries                                      (301,559)   (835,553)
                                                                  ---------   ---------
      Total cost of investments acquired                           (316,290)   (854,037)
                                                                  ---------   ---------
      Net decrease (increase) in policy loans                            26         (20)
                                                                  ---------   ---------
      Net cash used in investing activities                        (303,587)   (831,217)
                                                                  ---------   ---------
Financing and miscellaneous activities
Other cash provided
   Paid-in surplus                                                  301,559     830,803
   Borrowed money received, net of repayments of $0
      and $11,095 in 2004 and 2003, respectively                         --     (11,095)
                                                                  ---------   ---------
      Total other cash provided                                     301,559     819,708
                                                                  ---------   ---------
Other cash applied
Dividends paid to parent                                           (351,100)    (49,180)
Interest on indebtedness                                           (195,537)   (195,537)
Other applications, net                                               1,355        (619)
                                                                  ---------   ---------
      Total other cash applied                                     (545,282)   (245,336)
                                                                  ---------   ---------
      Net cash (used in) provided by financing and
         miscellaneous activities                                  (243,723)    574,372
                                                                  ---------   ---------
      Net (decrease) increase in cash                                (4,895)      7,615

Cash and short-term investments
Beginning of year                                                     7,632          17
                                                                  ---------   ---------
End of year                                                       $   2,737   $   7,632
                                                                  =========   =========

    The accompanying notes are an integral part of these statutory financial statements.

AGC Life Insurance Company
(An indirect wholly owned subsidiary of American International Group, Inc.) Notes to Statutory-Basis Financial Statements
December 31, 2004 and 2003
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies

     AGC Life Insurance Company ("AGC Life" or "Company"), a Missouri domiciled life and health insurance company, is a wholly owned subsidiary of American General Corporation ("AGC"). AGC, the Company's intermediate parent, was acquired by American International Group, Inc. ("AIG") on August 29, 2001. AIG is the leading US based international insurance and financial services organization and the largest underwriter of commercial and industrial insurance in the United States of America. AGC Life's primary business is the reinsurance of traditional and universal life, accident and health, and a smaller block of annuity policies from both affiliated and unaffiliated companies.

     AGC Life owns most of AIG/American General's life insurance subsidiaries. The Company owns 100% of the common stock of the following life insurance companies: American General Life and Accident Insurance Company ("AGLA"), American General Life Insurance Company ("AGL"), AIG Annuity Insurance Company ("AIGAIC"), The United States Life Insurance Company in the City of New York ("USNY"), and AIG Life of Bermuda, Ltd. ("AIGB").

     On March 31, 2003, The Old Line Life Insurance Company of America, a direct life insurance subsidiary of the Company, was merged with AGL, also a direct subsidiary of the Company. The transaction was recorded as a capital contribution from the Company to AGL. No goodwill was recorded as part of the transaction.

     On December 31, 2003, North Central Life Insurance Company, ("NCL"), a direct life insurance subsidiary of the Company, merged with USNY, also a direct subsidiary of the Company. The transaction was recorded as a capital contribution from the Company to USNY. No goodwill was recorded as part of the transaction.

     On December 31, 2003, a 100% ownership interest in AIG Life Holding (Canada) ULC, ("AIGLHC"), was contributed from the Company's ultimate parent, AIG, to the Company's immediate parent, AGC, and ultimately to the Company. AIGLHC is an intermediate holding company whose primary subsidiary is a Canadian-domiciled life insurer, AIG Assurance of Canada. No goodwill was recorded as part of the transaction.

     One of the Company's subsidiaries, AGL, owns another life insurance company, The Variable Annuity Life Insurance Company ("VALIC"). In addition, the Company owns either directly or indirectly two property and casualty insurance companies, American General Property Insurance Company ("AGPIC") and American General Property Insurance Company of Florida ("AGPIC of FL"); however, the operations of these companies are insignificant in comparison to the life insurance operations.

     The Company also owns a 60% interest in one noninsurance company, AIG Business Processing Services, Inc., ("AIGBPS"). AIGBPS is a Philippines-domiciled entity that primarily provides customer service and other support functions to certain life insurance companies of AIG/American General. The Company received a partial return of capital in 2003, but still maintained a 60% ownership interest.

     The employees of American General Life Companies, LLC ("AGLC") provide all administrative services to the Company.

AGC Life Insurance Company
(An indirect wholly owned subsidiary of American International Group, Inc.) Notes to Statutory-Basis Financial Statements
December 31, 2004 and 2003
--------------------------------------------------------------------------------

     The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

     Basis of Presentation

     The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Missouri Department of Insurance, which vary from generally accepted accounting principles in the United States of America ("GAAP").

     The Missouri Department of Insurance recognizes only statutory accounting practices prescribed or permitted by the state of Missouri for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under the Missouri Insurance Law. The National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures manual, version effective March, 2004, ("NAIC SAP") has been adopted as a component of prescribed practices by the state of Missouri. The Missouri Department of Insurance has adopted certain prescribed accounting principles that differ from those found in NAIC SAP. The Commissioner of Insurance has the right to permit other specific practices that may deviate from prescribed practices. See
     Note 2 for a description of differences between accounting practices prescribed or permitted by the Missouri Department of Insurance and NAIC SAP.

     The following table presents the Company's stockholder's equity and net income as determined in accordance with GAAP as compared to the Company's capital and surplus and net income as determined in accordance with NAIC SAP as of and for the periods ended December 31 (in thousands of dollars):

     GAAP

                                2004           2003
                             -----------   -----------
     Stockholder's equity    $18,636,991   $16,450,803
     Net income                1,605,830     1,637,447

     NAIC SAP

     Capital and surplus     $ 7,873,269   $ 7,510,866
     Net income                  602,835       954,543

     The more significant NAIC SAP accounting practices used as a basis to prepare the accompanying financial statements of the Company which differ from GAAP are as follows:

     Investments

     Investments in bonds are reported at amortized cost or the lower of amortized cost or market value based on their National Association of Insurance Commissioners' ("NAIC") rating; for GAAP, such fixed-maturity investments are designated at purchase as held-to-maturity, trading, or

AGC Life Insurance Company
(An indirect wholly owned subsidiary of American International Group, Inc.) Notes to Statutory-Basis Financial Statements
December 31, 2004 and 2003
--------------------------------------------------------------------------------

     available-for-sale. Held-to-maturity fixed-maturity investments would be reported at amortized cost, and the remaining fixed-maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholder's equity for those designated as available-for-sale.

     All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value.

     Fair values of certain investments in bonds and stocks are based on values specified by the NAIC, rather than on actual or estimated market values.

     Valuation Reserves

     Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. That net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income, net of federal income tax and transfers to the interest maintenance reserve. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the asset giving rise to the gain or loss is sold.

     The "asset valuation reserve" ("AVR") provides a valuation allowance for invested assets. The AVR, classified in other liabilities in the accompanying balance sheets, is determined by an NAIC prescribed formula and is reported as a liability with changes reflected directly in unassigned surplus. AVR is not recognized for GAAP. Under GAAP, valuation allowances would be provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines would be charged to income.

     Subsidiaries

     Capital stock of the Company's subsidiaries is valued at the capital and surplus of the subsidiaries, plus unamortized goodwill, if applicable. The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

     Policy Acquisition Costs

     The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those

AGC Life Insurance Company
(An indirect wholly owned subsidiary of American International Group, Inc.) Notes to Statutory-Basis Financial Statements
December 31, 2004 and 2003
--------------------------------------------------------------------------------

     used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

     Nonadmitted Assets

     Certain assets designated as "nonadmitted," principally IMR and deferred tax assets, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, only deferred tax assets are included in the balance sheets.

     Universal Life and Annuity Policies

     Revenues for universal life and annuity policies with mortality or morbidity risk, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

     Benefit Reserves

     Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

     Reinsurance

     Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

     Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

     Certain reinsurance contracts meeting risk transfer requirements under statutory-basis accounting practices have been accounted for using traditional reinsurance accounting whereas such contracts would be accounted for using deposit accounting under GAAP.

     Deferred Income Taxes

     Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Deferred taxes do not include amounts for state taxes. Under GAAP, state income taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

AGC Life Insurance Company
(An indirect wholly owned subsidiary of American International Group, Inc.) Notes to Statutory-Basis Financial Statements
December 31, 2004 and 2003
--------------------------------------------------------------------------------

     Goodwill

     Goodwill is admitted subject to an aggregate limitation of 10% of the capital and surplus in the most recently filed financial statement excluding EDP equipment, operating system software, net deferred tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is not amortized but is subject to an assessment for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

     Policyholder Dividends

     Policyholder dividends are recognized when declared rather than over the term of the related policies.

     Surplus Notes

     Surplus notes are reported as surplus rather than as liabilities.

     Statements of Cash Flows

     The accompanying statutory statements of cash flows have been prepared in conformity with the NAIC Annual Statement Instructions. For GAAP purposes the statements of cash flows are prepared in accordance with Statement of Financial Accounting Standards ("SFAS") No. 95 Statement of Cash Flows.

     Other significant accounting practices are as follows:

     Investments

     Bonds, preferred stocks, common stocks, short-term investments, cash equivalents, mortgage loans and contract loans are stated at values prescribed by the NAIC, as follows:

     Bonds not backed by other loans are carried at amortized cost except for those bonds with a NAIC designation of "6" or "6*". Bonds with a NAIC 6 rating are carried at the lower of amortized cost or fair value with a credit or charge to unrealized investment gains or losses. Bonds that have not been filed with the NAIC's Security Valuation Office ("SVO") within one year of purchase receive a "6*" rating and are carried at zero, with a charge to unrealized investment loss.

     Loan-backed securities are stated at amortized cost, except for those with a NAIC designation of "6" or "6*". Loan-backed securities with a NAIC 6 rating are carried at the lower of amortized cost or fair value. Loan-backed securities that have not been filed within one year of purchase receive a "6*" rating and are carried at zero with a charge to unrealized investment loss. Prepayment assumptions are obtained from independent third party pricing services or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all securities. The Company has elected to use the book value as of January 1, 1994, for the cost of securities whose historical cash flows are not readily available, when applying the retrospective adjustment method to loan-backed securities purchased prior to that date.

     The investment in the preferred stock of an insurance subsidiary is reported at cost.

     The Company's insurance subsidiaries are reported at their underlying statutory equity plus the admitted portion of goodwill. The Company's noninsurance subsidiary, which has no significant

AGC Life Insurance Company
(An indirect wholly owned subsidiary of American International Group, Inc.) Notes to Statutory-Basis Financial Statements
December 31, 2004 and 2003
--------------------------------------------------------------------------------

     ongoing operations other than for the Company and its affiliates, is reported based on the underlying equity adjusted to a statutory basis. Goodwill, which represents the difference between the cost of acquiring the entity and the Company's share of the book value of the entity, is amortized on a straight-line basis over ten years.

     The net change in the carrying value of common stock of subsidiaries is credited or charged directly to unassigned surplus and is included in the net gain or loss from the change in difference between cost and admitted asset investment amounts. Dividends from all subsidiaries are included in investment income, to the extent that such distributions do not exceed the undistributed accumulated earnings of the subsidiary.

     There are no restrictions on common or preferred stock.

     Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at cost.

     Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at cost.

     Mortgage loans are reported at amortized unpaid principal balances, less allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

     Contract loans are reported at unpaid principal balances, which include unpaid principal plus accrued interest 90 days or more past due. All loan amounts in excess of the policy cash surrender value are considered nonadmitted assets.

     Realized capital gains and losses are determined using the specific identification basis and are reflected in income net of applicable federal income taxes and transfers to the interest maintenance reserve. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

     Due and accrued income determined to be collectible is nonadmitted and recognized through a direct charge to surplus when certain criteria are met. For bonds, due and accrued income is nonadmitted when the collection of interest is more than 90 days overdue. For mortgage loans, due and accrued income is nonadmitted when the loan is in process of foreclosure or is delinquent more than 90 days. For real estate, due and accrued income is nonadmitted when rent payments are in arrears for more than three months. There was not any due and accrued income nonadmitted for 2004 and 2003.

     Provisions made for impairment, as required by the SVO of the NAIC or at the Company's discretion, are recorded as realized investment losses when declines in net realizable value are determined to be other than temporary, and as unrealized losses when declines are temporary.

AGC Life Insurance Company
(An indirect wholly owned subsidiary of American International Group, Inc.) Notes to Statutory-Basis Financial Statements
December 31, 2004 and 2003
--------------------------------------------------------------------------------

     Premiums

     The Company is not currently issuing any new policies. However, it is actively engaged in assuming reinsurance risks. Substantially, all of the assumed business is long duration in nature. Life insurance and annuity premiums are recognized as revenue when due. Accident and health premiums are reflected as premium revenue when written and are earned pro rata over the terms of the policies. The unearned portion of accident and health premiums is reflected as a liability, the change in which is included with benefits paid or provided.

     Policy and Contract Liabilities

     Life, annuity, and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or amounts required by the Missouri Department of Insurance. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established where the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or where the net premiums exceed the gross premiums on any insurance in-force.

     Reserves for policies issued with a percent of mortality extra premium are based on standard mortality rates with appropriate mortality percentage extras. Reserves for policies issued with a flat extra premium are based on 1/2 of the gross flat extra premium.

     As of December 31, 2004, the Company had $66,460,000 or 41% of insurance in-force for which gross premiums are less than the net valuation premiums according to the standard of valuation set by the state of Missouri. Reserves provided for gross premium deficiencies are $21,137,000.

     The tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula prescribed by the state of Missouri for all business.

     Claims and Claim Adjustment Expenses

     Unpaid claims and claim adjustment expenses on life and accident and health policies represents management's best estimate of the ultimate net cost of all reported and unreported claims incurred through December 31. Reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for unpaid claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

     Reinsurance

     Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

     Fair Values of Financial Instruments

     The fair values for fixed maturity securities are included in Note 3. The fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in

AGC Life Insurance Company
(An indirect wholly owned subsidiary of American International Group, Inc.) Notes to Statutory-Basis Financial Statements
December 31, 2004 and 2003
--------------------------------------------------------------------------------

     the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts. The carrying values of other financial instruments approximate their fair value.

     Reclassifications

     Certain 2003 amounts in the Company's statutory-basis financial statements have been reclassified to conform to the 2004 financial statement presentation.

2. Differences From NAIC SAP Prescribed or Permitted by the Missouri Department of Insurance

     With respect to surplus notes, Missouri regulation 20 CSR 200-1.070 differs from NAIC statutory accounting practices and procedures. The regulation requires interest expense on surplus notes to be reflected as a reduction to unassigned surplus, not as a reduction to investment income. Additionally, interest expense must be accrued as a reduction to unassigned surplus and recorded as an addition to the balance of the surplus note until paid. When paid, the accrued interest should be deducted from the surplus note balance. NAIC statutory accounting practices and procedures require interest expense to be accrued when the interest payment has been approved by the Missouri Insurance Department. As the Missouri Insurance Department had not approved the payment of accrued interest as of December 31, 2004 and 2003, no interest should have been accrued under NAIC statutory accounting practices and procedures and, therefore, there is no difference in total capital and surplus at December 31, 2004 and 2003. The monetary effect of this difference in accounting policy for 2004 and 2003 was an increase in net income of $195,537,000.

     The Company had no accounting practices in the periods presented that were not in accordance with prescribed accounting practices but permitted by the Missouri Department of Insurance.

     A reconciliation of the Company's net income between NAIC SAP and prescribed and permitted practices by the state of Missouri is shown below:

     (in thousands of dollars)                               2004        2003
                                                          ---------   ---------
     Net income                                           $ 602,835   $ 954,543
     State prescribed practices
        Interest expense on surplus notes                  (195,537)   (195,537)
                                                          ---------   ---------
           Net income, NAIC SAP                           $ 407,298   $ 759,006
                                                          =========   =========

AGC Life Insurance Company
(An indirect wholly owned subsidiary of American International Group, Inc.) Notes to Statutory-Basis Financial Statements
December 31, 2004 and 2003
--------------------------------------------------------------------------------

3.   Investments

     Bonds

     The book/adjusted carrying value and fair value of investments in bonds are summarized as:

                                    Book/Adjusted      Gross        Gross
                                       Carrying     Unrealized   Unrealized     Fair
     (in thousands of dollars)          Value          Gains       Losses       Value
                                    -------------   ----------   ----------   --------
     At December 31, 2004
     U.S. governmental bonds           $  3,162       $  146        $ --      $  3,308
     Special revenue                     13,818          861          --        14,679
     Public utilities                     1,941          208          --         2,149
     Industrial and miscellaneous        34,661          880          12        35,529
     Parent                             300,000           --          --       300,000
                                       --------       ------        ----      --------
        Total bonds                    $353,582       $2,095        $ 12      $355,665
                                       ========       ======        ====      ========
     At December 31, 2003
     U.S. governmental bonds           $  2,231       $  162        $ --      $  2,393
     Special revenue                     13,761          966         107        14,620
     Public utilities                     3,941          274          95         4,120
     Industrial and miscellaneous        31,311        1,006          --        32,317
     Parent                             300,000           --          --       300,000
                                       --------       ------        ----      --------
        Total bonds                    $351,244       $2,408        $202      $353,450
                                       ========       ======        ====      ========

     Fair values generally represent unit prices published by the NAIC Securities Valuation Office ("SVO"), if available. In the absence of SVO published unit prices, or when amortized cost is used by the SVO as unit price, quoted market value prices for securities traded in the public marketplace or analytically determined values using bid or closing prices for securities not traded in the public marketplace are used.

AGC Life Insurance Company
(An indirect wholly owned subsidiary of American International Group, Inc.) Notes to Statutory-Basis Financial Statements
December 31, 2004 and 2003
--------------------------------------------------------------------------------

     A summary of the book/adjusted carrying value and fair value of the Company investments in bonds at December 31, 2004, by contractual maturity, is as follows:

                                                        Book/Adjusted
                                                           Carrying       Fair
     (in thousands of dollars)                              Value         Value
                                                        -------------   --------
     Years to Maturity
     One or less                                           $  4,985     $  5,074
     After one through five                                 306,941      307,431
     After five through ten                                  21,906       22,384
     After ten                                               19,750       20,776
                                                           --------     --------
                                                           $353,582     $355,665
                                                           ========     ========

     The contractual maturities in the foregoing table may differ from the actual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

     Proceeds from the sales of investments in bonds during 2004 and 2003 were $7,621,000 and $7,301,000; gross gains of $100,000 and $304,000, were realized on those sales, respectively.

     At December 31, 2004, bonds with an admitted asset value of $2,201,000 were on deposit with state insurance departments to satisfy regulatory requirements.

     Mortgage Loans

     The Company did not issue any new mortgage loans for the years ending December 31, 2004 and 2003. At the issuance of a loan, the percentage of any one loan to value of security did not exceed 75%.

     The Company's investments in mortgage loans principally involve residential real estate.

     Other Investment Information

     Net investment income, consisting primarily of dividends from common stocks of subsidiaries, is net of investment expense, primarily interest on borrowings (excluding surplus notes), of $7,864,000 in 2004 and $7,880,000 in 2003.

AGC Life Insurance Company
(An indirect wholly owned subsidiary of American International Group, Inc.) Notes to Statutory-Basis Financial Statements
December 31, 2004 and 2003
--------------------------------------------------------------------------------

     The following table summarizes the Company's gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized position, at December 31, 2004:

                                     Less Than 12 Months    12 Months or More          Total
                                     -------------------   ------------------   -------------------
                                      Fair    Unrealized    Fair   Unrealized    Fair    Unrealized
                                      Value     Losses     Value     Losses      Value     Losses
                                     ------   ----------   -----   ----------   ------   ----------
     Industrial and miscellaneous    $2,506      $(12)      $--        $--      $2,506      $(12)
                                     ------      ----       ---        ---      ------      ----
        Total temporarily impaired
           securities                $2,506      $(12)      $--        $--      $2,506      $(12)
                                     ======      ====       ===        ===      ======      ====

4.   Business Combinations

     On December 31, 2003, the Company acquired 100% interest in AIG Life Holdings (Canada) ULC through a capital contribution in the amount of $32,632,000 from the Company's ultimate parent, American International Group, Inc., through the Company's immediate parent, American General Corporation. AIG Life Holdings (Canada) ULC is a holding company whose primary holding is a Canadian-domiciled life insurer, AIG Assurance of Canada. No goodwill was recorded as part of the transaction.

     On December 31, 2003, North Central Life Insurance Company, a direct subsidiary of the Company with a cost of $23,554,000, was merged with USNY, also a direct subsidiary of the Company. The transaction was recorded as a capital contribution from the Company to USNY. No goodwill was recorded as part of the transaction.

     On March 31, 2003, The Old Line Life Insurance Company of America, a direct subsidiary of the Company with a cost of $181,743,000, was merged with AGL, also a direct subsidiary of the Company. The transaction was recorded as a capital contribution from the Company to AGL. No goodwill was recorded as part of the transaction.

     On December 31, 2002, The Franklin Life Insurance Company ("FL") and All American Insurance Company ("AAL"), direct subsidiaries of the Company, merged with AGL, also a direct subsidiary of the Company. The transaction was recorded as a capital contribution from the Company to AGL. Unamortized goodwill relating to AGL totaled $969,000 and $12,598,000 at December 31, 2004 and 2003, respectively. Goodwill amortization was $11,629,000 for each of the years ending December 31, 2004 and 2003.

     On September 26, 2002, the Company acquired 60% interest in AIG Business Processing Services, Inc., a Philippines-domiciled noninsurance entity, for $2,160,000. No goodwill was recorded as part of the acquisition. In 2003, the Company received a payment of $482,000, representing a return of capital ($535,000), net of a foreign exchange currency loss ($53,000).

AGC Life Insurance Company
(An indirect wholly owned subsidiary of American International Group, Inc.) Notes to Statutory-Basis Financial Statements
December 31, 2004 and 2003
--------------------------------------------------------------------------------

     On June 6, 2001, the Company acquired the remaining 50% interest in Templeton American General Life of Bermuda, Ltd. for $1,650,000, resulting in goodwill in the amount of $1,125,000. Unamortized goodwill relating to Templeton American General Life of Bermuda, which is now known by the name AIG Life of Bermuda, Ltd., totaled $722,000 and $834,000 at December 31, 2004 and 2003, respectively. Goodwill amortization was $113,000 for each of the years ending December 31, 2004 and 2003.

     On February 28, 1998, AGC acquired the remaining 54% interest in Western National Corporation (WNC) for approximately $1,200,000,000 plus assumption of related debt. On the same day, the Company issued a 7.5% surplus debenture in the amount of $875,000,000 due February 28, 2028, to AGC and AGC contributed the 54% interest in WNC to AGC Life, so that AGC Life owned 100% of WNC, resulting in goodwill in the amount of $125,530,000. On December 31, 2001, WNC and WNL Holding Corporation, an intermediate holding company, were dissolved and American General Annuity Life Insurance Company, which is now known by the name AIG Annuity Insurance Company (AIGAIC), previously held by WNL Holding Corporation, became a direct subsidiary of the Company. Unamortized goodwill relating to AIGAIC totaled $39,751,000 and $52,304,000 at December 31, 2004 and 2003, respectively.
     Goodwill amortization was $12,553,000 for the years ending December 31, 2004 and 2003.

     On April 16, 1997, AGC acquired Home Beneficial Corporation ("HBC"), the holding company of Home Beneficial Life Insurance Company ("HBL") for approximately $668,000,000. Approval was obtained from the Missouri Department to account for this transaction using the net contribution method, resulting in goodwill in the amount of $189,794,000. HBC was liquidated and its assets, including HBL, were contributed to the Company by AGC. Subsequently, on December 31, 1997, HBL was merged into American General Life and Accident Insurance Company ("AGLA"). Unamortized goodwill relating to AGLA totaled $43,494,000 and $62,474,000 at December 31, 2004 and 2003, respectively. Goodwill amortization was $18,979,000 for the years ending December 31, 2004 and 2003.

5.   Subsidiaries and Affiliates

     Carrying values of the Company's preferred stocks of subsidiaries are as follows at December 31:

                                                     Ownership
     (in thousands of dollars)                      Percentage    2004     2003
                                                    ----------   ------   ------
     AGL                                               100%      $8,500   $8,500

AGC Life Insurance Company
(An indirect wholly owned subsidiary of American International Group, Inc.) Notes to Statutory-Basis Financial Statements
December 31, 2004 and 2003
--------------------------------------------------------------------------------

     Carrying values of the Company's common stocks of subsidiaries as of December 31 are as follows:

                                             Ownership
     (in thousands of dollars)              Percentage      2004         2003
                                            ----------   ----------   ----------
     AGL                                        100%     $4,694,793   $4,069,210
     AIGAIC                                     100       3,571,778    3,007,236
     AGLA                                       100         614,171      560,707
     USNY                                       100         273,957      364,656
     AIGB                                       100         161,389       60,900
     AIGLHC                                     100          25,928       32,632
     AGPIC                                     51.8          23,478       20,419
     AIGBPS                                    60.0             477          786
                                                         ----------   ----------
                                                         $9,365,971   $8,116,546
                                                         ==========   ==========

     The following table provides financial information for these subsidiaries as of December 31 and for the years then ended. This information is on a statutory basis for all subsidiaries:

                                                    2004                 2004
                                          -------------------------   Net Income
     (in thousands of dollars)               Assets     Liabilities     (Loss)
                                          -----------   -----------   ----------
     AGL                                  $28,386,365   $23,680,868   $ 567,253
     AIGAIC                                50,842,158    47,310,131     341,343
     AGLA                                   8,803,379     8,232,703     309,250
     USNY                                   3,841,794     3,567,837    (219,546)
     AIGBPS                                     1,796         1,001         281
     AGPIC                                     62,117        16,836       3,689
     AIGB                                   9,598,550     4,836,314      45,523
     AIGLHC                                   468,787       428,883       5,730

                                                     2003                2003
                                          -------------------------   Net Income
     (in thousands of dollars)               Assets     Liabilities     (Loss)
                                          -----------   -----------   ----------
     AGL                                  $25,511,318   $21,444,005    $115,032
     AIGAIC                                43,241,254    40,286,322     378,869
     AGLA                                   8,640,890     8,140,785     289,057
     USNY                                   3,377,222     3,012,566      47,604
     AIGBPS                                     3,369           486       2,883
     AGPIC                                     62,254        17,513      14,748
     AIGB                                   6,110,430     3,329,751      12,221
     AIGLHC                                   449,562       393,870       9,697

AGC Life Insurance Company
(An indirect wholly owned subsidiary of American International Group, Inc.) Notes to Statutory-Basis Financial Statements
December 31, 2004 and 2003
--------------------------------------------------------------------------------

     The admitted value of the Company's investments in subsidiaries includes goodwill of $84,936,000 and $128,210,000 at December 31, 2004 and 2003,
     respectively, which the Company is amortizing over a period of ten years. Included in the change in net unrealized gains for the years ended December 31, 2004 and 2003, were $827,867,000 and $1,145,765,000, respectively, related to the change in carrying values of the Company's investments in its subsidiaries and affiliates. The unrealized gains were reduced by unrealized losses of $929,832,000 and $681,676,000 in 2004 and 2003, respectively, associated with a liability that was established to defer gains recognized by subsidiaries on intercompany reinsurance agreements.

     The deferred gain on subsidiaries' intercompany reinsurance agreements reflected in the financial statements, pertains to business ceded by three of the Company's subsidiaries to an affiliate. American General Life Insurance Company, AIG Annuity Insurance Company and The United States Life Insurance Company in the City of New York, cede business to another Company subsidiary, AIG Life of Bermuda, Ltd. These subsidiary reinsurance agreements involve valid transfers of risk under NAIC SAP and constitute economic transactions for the relevant subsidiaries. The reinsurance agreements, supported by letters of credit for the benefit of American General Life, AIG Annuity, and The United States Life Insurance Company, have been filed and approved by the subsidiaries state insurance departments of domicile. Bermuda accounting principles permit AIG Bermuda to recognize an intangible reinsurance receivable from the ceding companies that essentially offsets the value of the reserves assumed from its affiliates. Accordingly, these inter-company reinsurance transactions result in an increase in the net income of AIG Bermuda and a corresponding increase in surplus at the parent company (AGC Life) reporting level that must be eliminated. Consequently, this increase in surplus has been eliminated at the AGC Life parent company level through the recognition of an unrealized loss and a corresponding deferred gain in accordance with Statement of Statutory Accounting Principle (SSAP) No. 25, "Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties".

     AGL and USNY own 810,153 and 192 shares, respectively, of AIG common stock, their ultimate parent. The Company reduced the carrying value of these two subsidiaries by $3,173,000 to eliminate their reciprocal ownership interest in AIG, in accordance with NAIC Securities Valuation Office guidelines.

     The Company contributed $185,000,000 to AIGAIC and $120,000,000 to USNY and $116,559,000 to AGL during 2004.

AGC Life Insurance Company
(An indirect wholly owned subsidiary of American International Group, Inc.) Notes to Statutory-Basis Financial Statements
December 31, 2004 and 2003
--------------------------------------------------------------------------------

     During 2004 and 2003, the Company's insurance subsidiaries paid dividends to the Company as follows:

                                                               2004       2003
                                                             --------   --------
     AGL (including preferred)                               $300,680   $    680
     AGLA                                                     190,000    847,910
     AGPIC                                                         --     15,369
     AIGLHC                                                    26,664        362
     HBC Development Corporation                                   --        875
                                                             --------   --------
                                                             $517,344   $865,196
                                                             ========   ========

     In the fourth quarter of 2003 the transfer of net pension assets and other employee benefit liabilities from AGLA, a direct subsidiary of the Company, to AIG, the Company's ultimate parent was recorded with an effective date of January 1, 2003. The accounting for this transfer reflects the merger of former American General employee benefit plans into surviving AIG benefit plans. The net transfer was recorded as a dividend in the amount of approximately $681,057,000 from AGLA to the Company, which was immediately passed through to its intermediate parent, American General Corporation ("AGC"), and ultimately to AIG. This dividend resulted in a $681,057,000 increase in the Company's net investment income offset by a corresponding increase in the Company's dividends paid, resulting in no net change to surplus.

     In 2003, cash dividends from AGPIC in the amount of $18,148,000 were reduced by $2,779,000 in accordance with SSAP No. 46, that states that the portion of a cash dividend that exceeds unassigned surplus, is to be excluded from dividend income and recorded instead as return of capital.

     The maximum dividends that AGC Life may receive from its subsidiaries in 2005 without prior approval of the insurance departments of the respective states of domicile are:

                                                                         Maximum
     (in thousands of dollars)                                          Dividend
                                                                        --------
     AGL                                                                $584,410
     AIGAIC                                                              414,465
     USNY                                                                     --
     AGPIC                                                                   540
     AGLA                                                                171,008
     AIGLHC                                                                   --

     The Company did not recognize any impairment write down for its investments in subsidiaries, controlled or affiliated companies during the years ending December 31, 2004 and 2003.

6.   Reinsurance

     Certain premiums and benefits are assumed from and ceded to other affiliated and nonaffiliated insurance companies under various reinsurance agreements. The ceded reinsurance agreements

AGC Life Insurance Company
(An indirect wholly owned subsidiary of American International Group, Inc.) Notes to Statutory-Basis Financial Statements
December 31, 2004 and 2003
--------------------------------------------------------------------------------

     provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

     AGC Life assumes life, annuity and group annuity policies from AGLA through two agreements. AGC Life also assumes universal life insurance business under reinsurance agreements with its affiliate, AGL. In addition, the Company assumed group and group credit accident and health policies under reinsurance agreements with RGA Reinsurance Company. Effective July 1, 2001, AGC Life entered into a reinsurance agreement with AGLA, whereby AGC Life retroceded, on a coinsurance basis, 48% of the group accident and health business assumed from RGA. The group credit accident and health business is currently retroceded to RGA on an earned basis. At October 1, 2004, RGA recaptured the group accident and health business that had been ceded to AGC Life and partially retroceded to AGLA.

     The impact of the commutation of the group accident and health business resulted in a $14,828,000 increase in surplus on an assumed reinsurance basis. This favorable impact was partially offset by a $7,118,000 decrease (48% retrocession) in surplus associated with the recapture of the portion of this business previously retroceded to AGLA.

     The Company reported in its operations in the current year as a result of commutation of reinsurance with AGLA, amounts that are reflected as (credits shown in brackets):

     (in thousands of dollars)                                            2004
                                                                       ---------
     Premiums earned                                                   $   (413)
     Commission and expense allowance ceded                             (21,464)
     Claims incurred                                                        585
     Reserve adjustments                                                 21,292
     Change in reserves                                                   7,118

     Following is a summary of the effects of assumed reinsurance activity on certain items in the accompanying financial statements for the years ended December 31:

     (in thousands of dollars)                                  2004      2003
                                                              -------   --------
     Premiums
     AGLA                                                     $   376   $   415
     RGA                                                       69,486    65,772
     AGL                                                        5,637     5,538
     Benefits paid or provided
     AGLA                                                       2,260     3,367
     RGA                                                        2,066    37,921
     AGL                                                        1,437      (881)
     Policy and contract liabilities*

     AGLA                                                      30,610    31,609
     RGA                                                        3,351    36,745
     AGL                                                       42,910    42,685

     * At year end

AGC Life Insurance Company
(An indirect wholly owned subsidiary of American International Group, Inc.) Notes to Statutory-Basis Financial Statements
December 31, 2004 and 2003
--------------------------------------------------------------------------------

     The ceded reinsurance activity for the group credit accident and health agreements with RGA for 2004 and 2003 and the group accident and health agreements with AGLA for 2004 and 2003 is summarized below:

     (in thousands of dollars)                                   2004      2003
                                                               -------   -------
     Premiums
     Group Credit Accident and Health                          $ 2,117   $ 1,406
     Group Accident and Health                                  33,351    30,515
     Benefits paid or provided
     Group Credit Accident and Health                              805       548
     Group Accident and Health                                   1,244    18,092
     Policy and contract liabilities*
     Group Accident and Health                                      --    15,390

     * At year end

     The Company remains obligated for amounts ceded in the event that AGLA does not meet its obligations.

     AGC Life placed assets with a fair value of $33,966,000 and $37,500,000, respectively in a reinsurance trust to collateralize balances assumed from AGLA and also provided a letter of credit in the amount of $2,000,000 and $37,000,000, respectively, to RGA related to these agreements, at December 31, 2004 and 2003.

7.   Federal Income Taxes

     For the tax years ending December 31, 2004 and 2003, the Company joined in the filing of a consolidated federal income tax return with its life insurance company subsidiaries. The list of corporations is as follows: AGC Life Insurance Company, AIG Annuity Insurance Company, American General Life and Accident Insurance Company, American General Life Insurance Company, The Variable Annuity Life Insurance Company, AIG Life Insurance Company of Bermuda, Ltd., and The United States Life Insurance Company in the City of New York.

     The Company has a written agreement with the subsidiary companies setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life agrees not to charge the subsidiary companies a greater portion of the consolidated tax liability than would have been paid by each subsidiary had it filed a separate federal income tax return. In addition, AGC Life agrees to reimburse the subsidiaries for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses were used.

     Income before federal income taxes differs from taxable income principally due to dividends-received tax deductions and surplus note interest tax deductions.

AGC Life Insurance Company
(An indirect wholly owned subsidiary of American International Group, Inc.) Notes to Statutory-Basis Financial Statements
December 31, 2004 and 2003
--------------------------------------------------------------------------------

     The components of the net deferred tax asset at December 31, 2004 and 2003, are as follows:

     (in thousands of dollars)                                   2004      2003
                                                               -------   -------
     Gross deferred tax assets                                 $10,623   $16,698
     Gross deferred tax liabilities                              1,746     6,255
                                                               -------   -------
     Net deferred tax asset                                      8,877    10,443
     Deferred tax assets nonadmitted                             8,877     9,456
                                                               -------   -------
     Net admitted deferred tax asset                                --       987
                                                               -------   -------
     Increase in deferred tax assets nonadmitted               $  (579)  $ 2,980
                                                               =======   =======

     The components of incurred income tax benefit and the change in deferred tax assets and deferred tax liabilities for the years ended December 31, 2004 and 2003, are as follows:

     (in thousands of dollars)                                2004        2003
                                                            --------   ---------
     Current income tax benefit on operations               $(59,376)  $(74,352)
     Current income tax expense on net capital gains              35         37
                                                            --------   --------
     Current income tax benefit                             $(59,341)  $(74,315)
                                                            ========   ========
     Change in deferred tax assets                          $ (6,075)  $   (470)
     Change in deferred tax liabilities                       (4,509)       315
     Change in deferred tax assets assumed from
        subsidiaries                                              --        875
                                                            --------   --------
        Net change in deferred taxes                        $ (1,566)  $ (1,660)
                                                            ========   ========

     The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows for the years ended December 31:

     (in thousands of dollars)                                   2004      2003
                                                               -------   -------
     Deferred tax assets
     Policy reserves                                           $ 9,686   $15,761
     Other                                                         937       937
                                                               -------   -------
        Total deferred tax assets                               10,623    16,698
     Nonadmitted deferred tax assets                             8,877     9,456
                                                               -------   -------
        Admitted deferred tax assets                             1,746     7,242
                                                               -------   -------
     Deferred tax liabilities
     Basis differential of investments                              91        75
     Other                                                       1,655     6,180
                                                               -------   -------
        Total deferred tax liabilities                           1,746     6,255
                                                               -------   -------
        Net admitted tax asset                                 $    --   $   987
                                                               =======   =======

AGC Life Insurance Company
(An indirect wholly owned subsidiary of American International Group, Inc.) Notes to Statutory-Basis Financial Statements
December 31, 2004 and 2003
--------------------------------------------------------------------------------

     The Company's income tax expense and change in deferred taxes differs from the amount obtained by applying the federal statutory rate of 35% to Net Gain from Operations After Dividends to Policyholders for the following reasons for the years ended December 31:

     (in thousands of dollars)                               2004        2003
                                                          ---------   ---------
     Income tax expense at applicable rate                $ 190,246   $ 308,149
     Dividends received deduction                          (181,064)   (302,691)
     Surplus note interest                                  (68,438)    (68,438)
     Foreign tax credit                                          --     (15,000)
     Other Stat permanent differences                           (17)      5,255
     Other                                                    1,498          70
                                                          ---------   ---------
                                                          $ (57,775)  $ (72,655)
                                                          =========   =========
     Federal income tax benefit                           $ (59,341)  $ (74,315)
     Change in net deferred income taxes                      1,566       1,660
                                                          ---------   ---------
        Total statutory income tax benefits               $ (57,775)  $ (72,655)
                                                          =========   =========

     The Company did not have any deferred income tax liabilities that were not recognized for amounts described in SSAP 10.

     The Company does not have any operating loss or tax credit carryforwards available at December 31, 2004.

8.   Litigation

     The Company has no known pending litigation that would have a material impact on the Company's financial condition or business operations.

AGC Life Insurance Company
(An indirect wholly owned subsidiary of American International Group, Inc.) Notes to Statutory-Basis Financial Statements
December 31, 2004 and 2003
--------------------------------------------------------------------------------

9.   Unpaid Claims

     The following table provides a reconciliation of the beginning and ending balances of unpaid A&H claim liabilities, net of reinsurance recoverables for the years ended December 31:

     (in thousands of dollars)                                    2004       2003
                                                                --------   --------
     Unpaid claim liabilities, at beginning of year             $ 21,694   $ 23,309
                                                                --------   --------
     Add provisions for claims, net of insurance, occuring in
     The current year                                             13,502     23,151
     Prior years                                                 (12,155)    (3,552)
                                                                --------   --------
     Net incurred losses during the current year                   1,347     19,599
                                                                --------   --------
     Deduct payments for claims, net of reinsurance,
        occuring in
     The current year                                             13,502     12,432
     Prior years                                                   9,539      8,782
                                                                --------   --------
     Net claim payments during the current year                   23,041     21,214
                                                                --------   --------
     Unpaid claim liabilities, at end of year                   $     --   $ 21,694
                                                                ========   ========

     The foregoing reconciliation reflects that redundancies in the December 31, 2003 and 2002, net reserves of $12,155,000 and $3,552,000 emerged in 2004 and 2003, respectively. The reduction in Group Accident and Health claim liabilities in 2004 is the result of the recapture of this business by RGA. The favorable redundancy that developed on the Group A&H business in 2003 was partially offset by a corresponding reduction in the experience rating refund on this assumed business.

10.  Capital and Surplus

     The Company has three outstanding surplus notes issued to AGC at December 31, 2004 and 2003, which are summarized in the table below:

     (in thousands of dollars)                         Interest
                                                         Paid       Total
        Date      Interest     Amounts     Carrying     Current    Interest    Accrued     Date of
       Issued       Rate      of Notes       Value       Year        Paid      Interest    Maturity
     ----------   --------   ----------   ----------   --------   ----------   --------   ----------
     12/30/1996     8.0%     $1,450,000   $1,450,322   $116,000   $  928,000    $   322   12/30/2026
     02/25/1998     7.5         875,000      891,406     65,625      432,943     16,406   02/25/2028
     06/30/1998     7.4         188,000      191,478     13,912       86,950      3,478   06/30/2028
                             ----------   ----------   --------   ----------    -------
                             $2,513,000   $2,533,206   $195,537   $1,447,893    $20,206
                             ==========   ==========   ========   ==========    =======

     Proceeds from the issuance of the $1,450,000,000 note were used to retire a $804,000,000 callable senior note previously issued to American General Corporation ("AGC") and to repay $646,000,000 on a separate demand note also held by AGC.

AGC Life Insurance Company
(An indirect wholly owned subsidiary of American International Group, Inc.) Notes to Statutory-Basis Financial Statements
December 31, 2004 and 2003
--------------------------------------------------------------------------------

     Proceeds from the issuance of the $875,000,000 note were used as partial financing of the purchase of the remaining 54% interest in Western National Corporation ("WNC"), including retirement of WNC debt and payment of AGC Life notes of approximately $48,000,000.

     Proceeds from the issuance of the $188,000,000 note were contributed to two lower tier subsidiaries, American General Annuity Insurance Company and Variable Annuity Life Insurance Company.

     Any payment of interest or repayment of principal may be made only with the prior approval of the Missouri Insurance Department and only to the extent that the Company has sufficient surplus to make such payment. The Company paid interest of $195,537,000 in 2004 and 2003. Accrued interest payable was $20,206,000 at December 31, 2004 and 2003.

     The Company is subject to certain Risk-Based Capital ("RBC") requirements for life and health insurance companies, as specified by the NAIC, under which the minimum amount of capital and surplus maintained by an insurance company is to be determined based on the various risk factors related to it. At December 31, 2004 and 2003, the Company exceeds the RBC requirements.

     The payment of dividends by the Company to AGC is limited and cannot be made except from earned profits of the Company and, in certain circumstances, without the prior approval of the Missouri Insurance Department. The maximum dividend payout allowed for any 12 consecutive month period ending in 2005 without prior approval of the Missouri Insurance Department is $787,327,000. Dividends are noncumulative.

     The Company has no preferred stock outstanding.

     The portion of unassigned surplus represented or reduced by each item below is as follows:

     (in thousands of dollars)                                2004       2003
                                                           ---------   --------
     Unrealized gains and losses                           $(197,846)  $(95,881)
     Nonadmitted asset values                                 (8,931)    (9,526)
     Asset valuation reserves                                (28,696)   (16,278)

11.  Related Party Transactions

     The Company has outstanding affiliated notes payable of $116,000,000 and interest payable on the notes payable of $326,000 as of December 31, 2004 and 2003, classified as borrowings from affiliates. At December 31, 2004, the note payable is as follows:

     (in thousands of dollars)

       Issue                          Maturity
       Date       Payee    Amount       Date
     ----------   -----   --------   ----------
     12/15/2005    AGL    $116,000   12/15/2005

     An AGC note in the amount of $11,095,000 was repaid in May of 2003 and there have not been any additional borrowings made since that date.

AGC Life Insurance Company
(An indirect wholly owned subsidiary of American International Group, Inc.) Notes to Statutory-Basis Financial Statements
December 31, 2004 and 2003
--------------------------------------------------------------------------------

     The AGL note is unsecured and bears interest at a rate of 6.75%. Interest expense was $7,830,000 and $7,858,000 in 2004 and 2003, respectively, which was classified in the accompanying statements of income as a reduction to gross investment income.

     The Company has an investment in a senior promissory note issued by the Company's immediate parent, AGC, in the amount of $300,000,000 at December 31, 2004 and 2003, which is included in the balance of bonds in the accompanying balance sheets. The promissory note accrues interest at a rate of 5.18% and matures on March 30, 2007.

     The Company has amounts receivable from various affiliated companies of $120,000,000 and $276,000 at December 31, 2004 and 2003, respectively, classified as receivable from parent, subsidiaries and affiliates. Additionally, the Company has amounts payable to parent, subsidiaries and affiliates of $120,004,000 and $2,000 at December 31, 2004 and 2003,
     respectively. In 2000, AGC, the direct parent of AGCL, entered into a Contribution Agreement with AGCL's direct wholly owned subsidiary, USNY, pursuant to which AGC agreed to contribute such sums to the capital of USNY as would be necessary for USNY to meet its obligations under a certain workers' compensation quota share reinsurance contract. On December 30, 2004, an arbitration panel issued a Final Interim Award in connection with the reinsurance contract pursuant to which USNY must pay under the reinsurance contract. Because a pre-tax charge to earnings was recorded on the financial statements of USNY as of December 31, 2004, USNY requested, and the New York Insurance Department approved, that a contribution in the amount of $120,000,000 be made by AGC, through AGCL, down to USNY after December 31, 2004, but before the filing of USNY's annual statement. Pursuant to SSAP 72, paragraph 8, the contribution was reflected on USNY's financial statements as of December 31, 2004. The contribution was made on February 10, 2005. Because of the foregoing, AGCL's financial statements as of December 31, 2004, reflect an intercompany receivable from AGC in the amount of $120,000,000 and a capital contribution of $120,000,000. The Company's financial statements also reflect an investment in USNY (pass-through contribution) of $120,000,000 and an intercompany payable to USNY of $120,000,000. When the contribution was paid on February 10, 2005, both the intercompany receivable and intercompany payable were cleared. USNY requested and the New York Insurance Department approved a further $130,000,000 capital contribution as of March 31, 2005. The contribution was made on May 11, 2005.

     The Company has an agreement with affiliates whereby the affiliates provide certain administrative services to the Company. Expenses incurred relating to this agreement amounted to $443,000 and $447,000 for the years ending December 31, 2004 and 2003, respectively.

12.  Commitments and Contingencies

     Periodically, in the normal course of business, the Company issues commitments to purchase various investments such as securities, mortgage loans, etc. These commitments are not considered to be material in relation to the financial position of the Company.

AGC Life Insurance Company
(An indirect wholly owned subsidiary of American International Group, Inc.) Notes to Statutory-Basis Financial Statements
December 31, 2004 and 2003
--------------------------------------------------------------------------------

     On November 1, 2002, the Company and certain of its affiliates entered into a one-year inter-affiliate credit facility (the "Facility"), under which the Company committed to make loans to AIG in amounts aggregating to not more than $100,000,000. The date of the original commitment was extended to October 30, 2004, on October 31, 2003. Effective October 29, 2004, the original commitment was amended to extend the commitment termination date to October 28, 2005. The commitment amount remains at not more than $100,000,000. Effective with the new amendment, the annual facility fees received by the Company have been reduced from 0.045% to 0.040% on its commitment. No loans were funded during 2004 or 2003.

     On July 11, 2001, the Missouri Department of Insurance approved the Company's guaranty of all the obligations and responsibilities of American General Assignment Corporation of New York ("ASGN-NY") which related to structured settlements and qualified assignments to which ASGN-NY is a party. Under the ASGN-NY contracts, third-party defendants transfer future payment obligations, along with a lump sum of money to ASGN-NY. ASGN-NY, a qualified assignee under this program, uses the lump sum of money to purchase, at fair market value, structured settlement annuities from VALIC to cover the obligations owed under the structured settlement contract. The Company guarantees all the obligations and responsibilities of ASGN-NY under these agreements.

     On July 11, 2001, the Missouri Department of Insurance approved the Company's guaranty of all the obligations and responsibilities of American General Annuity Service Corporation ("AGASC") which related to structured settlements and qualified assignments to which AGASC is a party. Under these agreements, third-party defendants transfer future payment obligations, along with a lump sum of money to AGASC. AGASC, a qualified assignee under this program, uses the lump sum of money to purchase, at fair market value, structured settlement annuities from AGL to cover the obligations owed under the structured settlement contract. The Company guarantees all the obligations and responsibilities of AGASC under these agreements.

     At December 31, 2004, the Company had not received notification of any insurance company insolvencies that are expected to result in a material guaranty fund assessment against the Company at some future date.

13.  Subsequent Events

     The Company's ultimate parent, AIG, delayed filing its Annual Report on Form 10-K for the year ended December 31, 2004, to allow AIG's Board of Directors and new management adequate time to complete an extensive review of AIG's books and records. The review includes issues arising from pending investigations into nontraditional insurance products and certain assumed reinsurance transactions by the Office of the Attorney General for the State of New York and the Securities and Exchange Commission, and from AIG's decision to review the accounting treatment of certain additional items. In connection with the review, AIG has decided to restate its financial statements for the years ended December 31, 2003, 2002, 2001 and 2000, the quarters ended March 31, June 30 and September 30, 2004 and 2003, and the quarter ended December 31, 2003. AIG's prior financial statements for those periods and its previously announced unaudited financial results for the year and quarter ended December 31, 2004, should therefore no longer be relied upon.

AGC Life Insurance Company
(An indirect wholly owned subsidiary of American International Group, Inc.) Notes to Statutory-Basis Financial Statements
December 31, 2004 and 2003
--------------------------------------------------------------------------------

     Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG resulted in corresponding downgrades and ratings actions being taken with respect to certain of the Company's ratings. Accordingly, management can give no assurance that any further changes in circumstances for AIG will not impact the Company. While the outcome of this investigation is not determinable at this time, management believes that the ultimate outcome will not have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

14.  Reconciliation to Statutory Annual Statement

     The following is a reconciliation of amounts previously reported to state regulatory authorities in the 2004 Annual Statement, and as reported in the accompanying statutory-basis financial statements:

     (in thousands of dollars)                                          2004
                                                                     ----------
     Balance sheet
     Assets as reported in the Company's Annual Statement            $9,991,073
     (Deduct) common stocks                                            (127,400)
                                                                     ----------
     Assets as reported in the accompanying statutory-basis
        balance sheet                                                $9,863,673
                                                                     ==========
     Capital and surplus as reported in Company's Annual Statement   $8,000,669
     (Deduct) unassigned funds (surplus)                               (127,400)
                                                                     ----------
     Total capital and surplus as reported in the accompanying
        statutory-basis balance sheet                                $7,873,269
                                                                     ==========

     The reconciling items presented above relate to a revision in the financial statements for USNY, a wholly owned subsidiary of the Company, based on events that occurred subsequent to the filing of USNY's annual statement, but before the issuance of USNY's audited statutory financial statements. Subsequent to the filing of the December 31, 2004, financial statements, USNY lost its motion to vacate an arbitration award related to a May 1, 1998, reinsurance treaty with Converium Insurance (North America) and has revised its estimate of the loss from this treaty by recording an additional charge net of applicable taxes. The Company has revised its valuation of investment in common stock and related unrealized gains and losses accordingly.

     American General Corporation has committed to make contributions to the capital of USNY sufficient to meet its obligations under the treaty. USNY received approval from the New York State Department of Insurance to record a further $130,000,000 capital contribution as of March 31, 2005. On May 11, 2005, USNY received this capital contribution from its parent.

15.  Related Party Guarantees

     AGC Life has entered into seven guarantees beginning August 10, 2005 and ending on or before December 31, 2005 (the "Guarantee Period"). The AGC Life guarantees cover certain insurance obligations under variable annuity and/or variable universal life products ("Policy" or "Policies") issued by AGC Life's wholly owned subsidiaries American General Life Insurance Company, The United States Life Insurance Company in the City of New York and The Variable Annuity Life

AGC Life Insurance Company
(An indirect wholly owned subsidiary of American International Group, Inc.) Notes to Statutory-Basis Financial Statements
December 31, 2004 and 2003
--------------------------------------------------------------------------------

     Insurance Company as well as its affiliates AIG Life Insurance Company, AIG SunAmerica Life Assurance Company, American International Life Assurance Company of New York and First SunAmerica Life Insurance Company. AGC Life's guarantees cover (i) obligations arising under any Policy sold during the Guarantee Period (regardless of when a purchase payment, premium or other payment pursuant to the policy is made) and (ii) obligations arising under Policies sold prior to the Guarantee Period to the extent a premium or other payment is paid during the Guarantee Period. The guarantees continue with respect to any covered obligation until the obligation is discharged in accordance with its terms notwithstanding the end of the Guarantee Period. The Insurance Department of the State of Missouri stated on September 9, 2005 that it had no intention of disapproving these guarantees.

     AGC Life will receive aggregate fees of $7,000 annually related to the guarantees. No liabilities have been established with respect to these guarantees as AGC Life believes the likelihood of a claim on any of the guarantees is remote.

AGC Life Insurance Company
Statutory-Basis Financial Statements with
Supplemental Schedules
December 31, 2003 and 2002

AGC Life Insurance Company
Index
December 31, 2003 and 2002
--------------------------------------------------------------------------------

                                                                         Page(s)

Report of Independent Auditors.................................................1

Statutory-Basis Financial Statements

Balance Sheets.................................................................2

Statements of Income...........................................................3

Statements of Changes in Capital and Surplus...................................4

Statements of Cash Flows.......................................................5

Notes to Financial Statements...............................................6-26

[LETTERHEAD] PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Suite 2900
1201 Louisiana
Houston, TX 77002-5678
Telephone (713) 356-4000

                         Report of Independent Auditors

To the Board of Directors of
AGC Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of AGC Life Insurance Company as of December 31, 2003 and 2002, and the related statutory-basis statements of income, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements, using accounting practices prescribed or permitted by the Insurance Department of the State of Missouri, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America are material; they are described in Note 1.

In our opinion , because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2003 and 2002, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in
Note 1.

PRICEWATERHOUSECOOPERS LLP

May 14, 2004

AGC Life Insurance Company
Statutory-Basis Balance Sheets
December 31, 2003 and 2002
--------------------------------------------------------------------------------

(in thousands of dollars, except share data)                        2003               2002
                                                                -------------      ------------
Admitted Assets
Cash and invested assets
    Bonds                                                       $     351,244      $    349,800
    Preferred stocks of subsidiaries                                    8,500             8,500
    Common stocks of subsidiaries                                   8,116,546         6,107,686
    Mortgage loans                                                        250               493
    Contract loans                                                      1,341             1,325
    Short-term investments                                              7,591                11
    Cash and cash equivalents                                              41                 6
    Receivables for securities                                            133                 -
                                                                -------------      ------------
             Total cash and invested assets                         8,485,646         6,467,821

Reinsurance balances recoverable                                        7,247             8,191
Deferred and uncollected premiums                                      17,656            13,974
Accrued investment income                                               4,530             4,449
Receivable from parent, subsidiaries and affiliates                       276                 -
Net deferred tax asset                                                    987             4,752
                                                                -------------      ------------
             Total admitted assets                              $   8,516,342      $  6,499,187
                                                                =============      ============
Liabilities and Capital and Surplus
Liabilities
    Policy and contract liabilities
      Life and annuity reserves                                 $      72,842      $     73,958
      Accident and health reserves                                     21,355            23,525
      Liability for deposit-type contracts                              1,465             2,200
      Unpaid claims                                                     6,153             5,820
                                                                -------------      ------------
             Total policy and contract liabilities                    101,815           105,503

Reinsurance balances                                                   16,619            14,179
Deferred gain on subsidiaries intercompany
 reinsurance agreements                                               681,676                 -
Payable to parent, subsidiaries and affiliates                              2                82
Other liabilities                                                      43,975            46,420
Federal income taxes (including $37 and $10 on realized
 capital gains at December 31, 2003 and 2002, respectively)            45,063            46,469
Borrowings from affiliates                                            116,326           127,438
                                                                -------------      ------------
             Total liabilities                                      1,005,476           340,091
                                                                -------------      ------------
Capital and surplus
    Common stock, $100 par value; 250,000 authorized shares;
     141,041 shares issued and outstanding                             14,104            14,104
    Surplus notes                                                   2,533,206         2,533,206
    Paid-in surplus                                                 3,635,759         2,774,182
    Unassigned surplus                                              1,327,797           837,604
                                                                -------------      ------------
             Total capital and surplus                              7,510,866         6,159,096
                                                                -------------      ------------
             Total liabilities and capital and surplus          $   8,516,342      $  6,499,187
                                                                =============      ============

              The accompanying notes are an integral part of these
                         statutory financial statements.

AGC Life Insurance Company
Statutory-Basis Statements of Income
Years Ended December 31, 2003 and 2002
--------------------------------------------------------------------------------

(in thousands of dollars)                                            2003              2002
                                                                -------------      ------------
Premiums and other revenues
Life and annuity premiums                                       $       5,959      $      7,117
Accident and health premiums                                           33,851            27,982
Net investment income                                                 876,570           822,888
Amortization of the interest maintenance reserve                          (15)              (22)
Commissions and expense allowances on reinsurance ceded                 8,430            15,979
Miscellaneous income                                                      252                 -
                                                                -------------      ------------
             Total premiums and other revenues                        925,047           873,944
                                                                -------------      ------------
Benefits paid or provided
Death benefits                                                          1,196               596
Annuity benefits                                                        2,886             3,193
Accident and health benefits                                           21,452            19,819
Surrender benefits                                                        255               191
Decrease in life and annuity reserves                                  (1,851)          (18,685)
Decrease in accident and health reserves                               (2,171)           (1,051)
                                                                -------------      ------------
             Total benefits paid or provided                           21,767             4,063
                                                                -------------      ------------
Insurance expenses
Commissions and expense allowances on reinsurance assumed              18,049            24,738
General expenses                                                          601               596
Insurance taxes, licenses and fees                                         22                46
Increase in loading on deferred and uncollected premiums                    1                 -
                                                                -------------      ------------
             Total insurance expenses                                  18,673            25,380
                                                                -------------      ------------
Reserve adjustments, and asset transfers to reinsurers                  6,223             6,306
                                                                -------------      ------------
Gain from operations before dividends to policyholders,
 federal income taxes and net realized capital gains (losses)         878,384           838,195
Dividends to policyholders                                                  6                11
                                                                -------------      ------------
Gain from operations before federal income taxes and net
 realized capital gains (losses)                                      878,378           838,184
Federal income tax benefit                                             74,352            68,524
                                                                -------------      ------------
Gain from operations before net realized capital
 gains (losses)                                                       952,730           906,708
Net realized capital gains (losses), net of tax
 expense (2003 - $37; 2002 - $10)                                       1,813               (10)
                                                                -------------      ------------
Net income                                                      $     954,543      $    906,698
                                                                =============      ============

              The accompanying notes are an integral part of these
                         statutory financial statements.

AGC Life Insurance Company
Statutory-Basis Statements of Changes in Capital and Surplus
Years Ended December 31, 2003 and 2002
--------------------------------------------------------------------------------

                                                                                                           Total
                                             Common       Surplus         Paid-in       Unassigned      Capital and
(in thousands of dollars)                    Stock         Note           Surplus         Surplus         Surplus
                                           ----------  -------------   -------------   -------------   --------------
Balances at December 31, 2001              $  14,104   $   2,533,206   $   1,528,973   $     733,078   $    4,809,361

Net income                                         -               -               -         906,698          906,698
Change in net deferred income tax                  -               -               -          25,271           25,271
Net change in unrealized capital losses            -               -               -        (243,703)        (243,703)
Increase in nonadmitted assets                     -               -               -          (6,453)          (6,453)
Increase in asset valuation reserve                -               -               -          (9,350)          (9,350)
Paid-in surplus                                                            1,245,209               -        1,245,209
Dividends to parent                                -               -               -        (372,400)        (372,400)
Interest expense on surplus notes                  -               -               -        (195,537)        (195,537)
                                           ----------  -------------   -------------   -------------   --------------
Balances at December 31, 2002                 14,104       2,533,206       2,774,182         837,604        6,159,096

Net income                                         -               -               -         954,543          954,543
Change in net deferred income tax                  -               -               -          (1,660)          (1,660)
Net change in unrealized capital gains             -               -               -         464,089          464,089
Increase in nonadmitted assets                     -               -               -          (2,768)          (2,768)
Decrease in asset valuation reserve                -               -               -           1,764            1,764
Paid-in surplus                                    -               -         861,577               -          861,577
Dividends to parent                                -               -               -        (730,238)        (730,238)
Interest expense on surplus notes                  -               -               -        (195,537)        (195,537)
                                           ---------   -------------   -------------   -------------   --------------
Balances at December 31, 2003              $  14,104   $   2,533,206   $   3,635,759   $   1,327,797   $    7,510,866
                                           =========   =============   =============   =============   ==============

              The accompanying notes are an integral part of these
                         statutory financial statements.

AGC Life Insurance Company
Statutory-Basis Statements of Cash Flows
Years Ended December 31, 2003 and 2002
--------------------------------------------------------------------------------

(in thousands of dollars)                                           2003               2002
                                                                -------------      ------------
Operating activities
Premiums collected, net of reinsurance                          $      36,683      $     41,960
Net investment income received                                        194,262           755,832
Miscellaneous income                                                      252                 -
Commission and expense allowances receivedon reinsurance ceded          9,571            16,263
Benefits paid                                                         (25,488)          (24,828)
Insurance expenses paid                                               (23,722)          (36,585)
Dividends paid to policyholders                                            (7)              (15)
Federal income taxes recovered                                         72,909            85,173
                                                                -------------      ------------
             Net cash provided by operating activities                264,460           837,800
                                                                -------------      ------------
Investment activities
Proceeds from sales, maturities, or repayments of investments
    Bonds                                                              17,540           302,993
    Common stocks of subsidiaries                                       5,057                 -
    Mortgage loans                                                        243                46
                                                                -------------      ------------
             Total investment proceeds                                 22,840           303,039
                                                                -------------      ------------
Cost of investments acquired
Bonds                                                                 (18,484)         (300,000)
Common stocks of subsidiaries                                        (835,553)         (290,160)
                                                                -------------      ------------
             Total cost of investments acquired                      (854,037)         (590,160)
                                                                -------------      ------------
             Net increase in policy loans                                 (20)               (6)
                                                                -------------      ------------
Net cash used in investing activities                                (831,217)         (287,127)
                                                                -------------      ------------
Financing and miscellaneous activities
Other cash provided
    Paid-in surplus                                                   830,803            38,326
    Borrowed money received, net of repayments of $11,095
     and $70,564 in 2003 and 2002, respectively                       (11,095)          (21,135)
                                                                -------------      ------------
             Total other cash provided                                819,708            17,191
                                                                -------------      ------------
Other cash applied
Dividends paid to parent                                              (49,180)         (372,400)
Interest on indebtedness                                             (195,537)         (195,537)
Other applications, net                                                  (619)              (11)
                                                                -------------      ------------
             Total other cash applied                                (245,336)         (567,948)
                                                                -------------      ------------
             Net cash (used in) provided by financing and
              miscellaneous activities                                574,372          (550,757)
                                                                -------------      ------------
Net (decrease) increase in cash                                         7,615               (84)
Cash and short-term investments
Beginning of year                                                          17               101
                                                                -------------      ------------
End of year                                                     $       7,632      $         17
                                                                =============      ============

              The accompanying notes are an integral part of these
                         statutory financial statements.

AGC Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2003 and 2002
--------------------------------------------------------------------------------

1.      Nature of Operations and Significant Accounting Policies

        AGC Life Insurance Company ("AGC Life" or "Company"), a Missouri domiciled life and health insurance company, is a wholly owned subsidiary of American General Corporation ("AGC"). AGC, the Company's intermediate parent, was acquired by American International Group, Inc. ("AIG") on August 29, 2001. AIG is the leading US based international insurance and financial services organization and the largest underwriter of commercial and industrial insurance in the United States of America. AGC Life's primary business is the reinsurance of traditional and universal life, accident and health, and a smaller block of annuity policies from both affiliated and unaffiliated companies.

        AGC Life is the parent company for most of AIG/American General's life insurance subsidiaries. The Company owns 100% of the common stock of the following life insurance companies: American General Life and Accident Insurance Company ("AGLA"), American General Life Insurance Company ("AGL"), AIG Annuity Insurance Company ("AIGAIC"), The United States Life Insurance Company in the City of New York ("USNY"), and AIG Life of Bermuda, Ltd. ("AIGB").

        On March 31, 2003, The Old Line Life Insurance Company of America, a direct life insurance subsidiary of the Company, was merged with AGL, also a direct subsidiary of the Company. The transaction was recorded as a capital contribution from the Company to AGL. No goodwill was recorded as part of the transaction.

        On December 31, 2003, North Central Life Insurance Company, ("NCL"), a direct life insurance subsidiary of the Company, merged with USNY, also a direct subsidiary of the Company. The transaction was recorded as a capital contribution from the Company to USNY. No goodwill was recorded as part of the transaction.

        On December 31, 2003, a 100% ownership interest in AIG Life Holding (Canada) ULC, ("AIGLHC"), was contributed from the Company's ultimate parent, AIG, to the Company's immediate parent, AGC, and ultimately to the Company. AIGLHC is an intermediate holding company whose primary subsidiary is a Canadian-domiciled life insurer, AIG Assurance of Canada. No goodwill was recorded as part of the transaction.

        One of the Company's subsidiaries, AGL, owns another life insurance company, The Variable Annuity Life Insurance Company ("VALIC"). In addition, the Company owns either directly or indirectly two property and casualty insurance companies, American General Property Insurance Company ("AGPIC") and American General Property Insurance Company of Florida ("AGPIC of FL"); however, the operations of these companies are insignificant in comparison to the life insurance operations.

        The Company also owns one noninsurance company. On September 26, 2002, the Company acquired a 60% interest in AIG Business Processing Services, Inc., ("AIGBPS"). AIGBPS is a Philippines-domiciled entity that primarily provides customer service and other support functions to certain life insurance companies of AIG/American General. The Company received a partial return of capital in 2003, but still maintained a 60% ownership interest.

        The employees of AGLC, LLC provide all administrative services to the Company.

AGC Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2003 and 2002
--------------------------------------------------------------------------------

        The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

        Basis of Presentation
        The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Missouri Department of Insurance which vary from generally accepted accounting principles in the United States of America ("GAAP").

        The Missouri Department of Insurance recognizes only statutory accounting practices prescribed or permitted by the state of Missouri for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under the Missouri Insurance Law. The National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures manual, version effective March 2003, ("NAIC SAP") has been adopted as a component of prescribed practices by the state of Missouri. The Missouri Department of Insurance has adopted certain prescribed accounting principles that differ from those found in NAIC SAP. The Commissioner of Insurance has the right to permit other specific practices that may deviate from prescribed practices. See Note 2 for a description of differences between accounting practices prescribed or permitted by the Missouri Department of Insurance and NAIC SAP.

        The following table presents the Company's stockholder's equity and net income as determined in accordance with GAAP as compared to the Company's capital and surplus and net income as determined in accordance with NAIC SAP as of and for the periods ended December 31 (in thousands of dollars):

                                                    2003              2002
                                              --------------    --------------
              GAAP
                   Stockholder's equity       $   16,450,803    $   13,142,705
                   Net income                      1,637,447         1,235,559

              NAIC SAP
                   Capital and surplus        $    7,510,866    $    6,159,096
                   Net income                        954,543           906,698

        The more significant NAIC SAP accounting practices used as a basis to prepare the accompanying financial statements of the Company which differ from GAAP are as follows:

        Investments
        Investments in bonds are reported at amortized cost or the lower of amortized cost or market value based on their National Association of Insurance Commissioners' ("NAIC") rating; for GAAP, such fixed-maturity investments are designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed-maturity investments would be reported at amortized cost, and the remaining fixed-maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholder's equity for those designated as available-for-sale.

        All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or

AGC Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2003 and 2002
--------------------------------------------------------------------------------

        amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value.

        Fair values of certain investments in bonds and stocks are based on values specified by the NAIC, rather than on actual or estimated market values.

        Valuation Reserves
        Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. That net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the interest maintenance reserve. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the asset giving rise to the gain or loss is sold.

        The "asset valuation reserve" ("AVR") provides a valuation allowance for invested assets. The AVR, classified in other liabilities in the accompanying balance sheets, is determined by an NAIC prescribed formula and is reported as a liability with changes reflected directly in unassigned surplus. AVR is not recognized for GAAP. Under GAAP, valuation allowances would be provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines would be charged to income.

        Subsidiaries
        Capital stock of the Company's subsidiaries is valued at the capital and surplus of the subsidiaries. The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

        Policy Acquisition Costs
        The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

        Nonadmitted Assets
        Certain assets designated as "nonadmitted," principally IMR and deferred tax assets, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

AGC Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2003 and 2002
--------------------------------------------------------------------------------

        Universal Life and Annuity Policies
        Revenues for universal life and annuity policies with mortality or morbidity risk, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

        Benefit Reserves
        Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

        Reinsurance
        Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

        Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

        Certain reinsurance contracts meeting risk transfer requirements under statutory-basis accounting practices have been accounted for using traditional reinsurance accounting whereas such contracts would be accounted for using deposit accounting under GAAP.

        Deferred Income Taxes
        Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Deferred taxes do not include amounts for state taxes. Under GAAP, state income taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

        Goodwill
        Goodwill is admitted subject to an aggregate limitation of 10% of the capital and surplus in the most recently filed financial statement excluding EDP equipment, operating system software, net deferred tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is not amortized but is subject to an assessment for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

        Policyholder Dividends
        Policyholder dividends are recognized when declared rather than over the term of the related policies.

AGC Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2003 and 2002
--------------------------------------------------------------------------------

        Surplus Notes
        Surplus notes are reported as surplus rather than as liabilities.

        Statements of Cash Flows
        The accompanying statutory statements of cash flow have been prepared in conformity with the NAIC Annual Statement Instructions. For GAAP purposes the statements of cash flows are prepared in accordance with Statement of Financial Accounting Standards ("SFAS") No. 95 Statement of Cash Flows.

        Other significant accounting practices are as follows:

        Investments
        Bonds, preferred stocks, common stocks, short-term investments, cash equivalents, mortgage loans and contract loans are stated at values prescribed by the NAIC, as follows:

        Bonds not backed by other loans are reported at amortized cost using the interest method except for those bonds with an NAIC designation of 6, which are reported at the lower of amortized cost or fair value.

        Loan-backed bonds and structured securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer survey values or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all securities. The Company has elected to use the book value as of January 1, 1994, as the cost for applying the retrospective adjustment method to loan-backed securities purchased prior to that date.

        The investment in the preferred stock of an insurance subsidiary is reported at cost.

        The Company's insurance subsidiaries are reported at their underlying statutory equity plus the admitted portion of goodwill. The Company's noninsurance subsidiary, which has no significant ongoing operations other than for the Company and its affiliates, is reported based on the underlying equity adjusted to a statutory basis. Goodwill, which represents the difference between the cost of acquiring the entity and the Company's share of the book value of the entity, is amortized on a straight-line basis over ten years.

        The net change in the carrying value of common stock of subsidiaries is credited or charged directly to unassigned surplus and is included in the net gain or loss from the change in difference between cost and admitted asset investment amounts. Dividends from all subsidiaries are included in investment income, to the extent that such distributions do not exceed the undistributed accumulated earnings of the subsidiary.

        There are no restrictions on common or preferred stock.

        Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

        Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

AGC Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2003 and 2002
--------------------------------------------------------------------------------

        Mortgage loans are reported at unpaid principal balances, less allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

        Contract loans are reported at unpaid principal balances, which include unpaid principal plus accrued interest 90 days or more past due. All loan amounts in excess of the policy cash surrender value are considered nonadmitted assets.

        Realized capital gains and losses are determined using the specific identification basis and are reflected in income net of applicable federal income taxes and transfers to the interest maintenance reserve. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

        Due and accrued income is excluded from investment income when certain criteria are met. For bonds, due and accrued income is excluded when the collection of interest is more than 90 days overdue or where collection is uncertain. For mortgage loans, due and accrued income is excluded when the loan is in process of foreclosure, is delinquent more than 60 days, or where collection is uncertain. For real estate, due and accrued income is excluded when rent payments are in arrears for more than three months. There was not any due and accrued income excluded from net investment income for 2003 and 2002.

        Provisions made for impairment, as required by the SVO of the NAIC or at the Company's discretion, are recorded as realized investment losses when declines in net realizable value are determined to be other than temporary, and as unrealized losses when declines are temporary.

        Premiums
        The Company is not currently issuing any new policies. However, it is actively engaged in assuming reinsurance risks. Substantially, all of the assumed business is long duration in nature. Life insurance and annuity premiums are recognized as revenue when due. Accident and health premiums are reflected as premium revenue when written and are earned pro rata over the terms of the policies. The unearned portion of accident and health premiums is reflected as a liability, the change in which is included with benefits paid or provided.

        Policy and Contract Liabilities
        Life, annuity, and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or amounts required by the Missouri Department of Insurance. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established where the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or where the net premiums exceed the gross premiums on any insurance in-force.

AGC Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2003 and 2002
--------------------------------------------------------------------------------

        Reserves for policies issued with a percent of mortality extra premium are based on standard mortality rates with appropriate mortality percentage extras. Reserves for policies issued with a flat extra premium are based on 1/2 of the gross flat extra premium.

        As of December 31, 2003, the Company had $72,283,000 or 42% of insurance in-force for which gross premiums are less than the net valuation premiums according to the standard of valuation set by the state of Missouri. Reserves provided for gross premium deficiencies are $24,516,000.

        The tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula prescribed by the state of Missouri for all business.

        Claims and Claim Adjustment Expenses
        Unpaid claims and claim adjustment expenses on life and accident and health policies represents management's best estimate of the ultimate net cost of all reported and unreported claims incurred through December
        31. Reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for unpaid claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

        Reinsurance
        Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

        Fair Values of Financial Instruments
        The fair values for fixed maturity securities are included in Note 3. The fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts. The carrying values of other financial instruments approximate their fair value.

        Reclassifications
        Certain 2002 amounts in the Company's statutory-basis financial statements have been reclassified to conform to the 2003 financial statement presentation.

2. Differences From NAIC SAP Prescribed or Permitted by the Missouri Department of Insurance

        The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Missouri.

        The Missouri Department of Insurance recognizes only statutory accounting practices prescribed or permitted by the state of Missouri for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under the Missouri Insurance Law. The National Association of Insurance Commissioners ("NAIC") Accounting Practices and

AGC Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2003 and 2002
--------------------------------------------------------------------------------

        Procedures manual ("NAIC SAP") has been adopted as a component of prescribed or permitted practices by the state of Missouri.

        With respect to surplus notes, Missouri regulation 20 CSR 2001.070 differs from NAIC statutory accounting practices and procedures. The regulation requires interest expense on surplus notes to be reflected as a reduction to unassigned surplus, not as a reduction to investment income. Additionally, interest expense must be accrued as a reduction to unassigned surplus and recorded as an addition to the balance of the surplus note until paid. When paid, the accrued interest should be deducted from the surplus note balance. NAIC statutory accounting practices and procedures require interest expense to be accrued when the interest payment has been approved by the Missouri Insurance Department. As the Missouri Insurance Department had not approved the payment of accrued interest as of December 31, 2003 and 2002, no interest should have been accrued under NAIC statutory accounting practices and procedures and, therefore, there is no difference in total capital and surplus at December 31, 2003 and 2002. The monetary effect of this difference in accounting policy for 2003 and 2002 was an increase in net income of $195,537,000.

        A reconciliation of the Company's net income between NAIC SAP and prescribed and permitted practices by the state of Missouri is shown below:

(in thousands of dollars)                        2003               2002
                                             -------------      ------------
Net income                                   $     954,543      $    906,698
State prescribed practices
    Interest expense on surplus notes             (195,537)         (195,537)
                                             -------------      ------------
             Net income, NAIC SAP            $     759,006      $    711,161
                                             -------------      ------------

AGC Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2003 and 2002
--------------------------------------------------------------------------------

3.      Investments

        Bonds
        The book/adjusted carrying value and fair value of investments in bonds are summarized as:

                                          Book/Adjusted     Gross        Gross
                                            Carrying      Unrealized   Unrealized      Fair
(in thousands of dollars)                    Value          Gains        Losses        Value
                                          -------------   ----------   ----------   -----------
At December 31, 2003
U.S. governmental bonds                   $       2,231   $      162   $        -   $     2,393
State and political subdivisions                 13,761          966          107        14,620
Corporate bonds                                  35,252        1,280           95        36,437
Parent                                          300,000            -            -       300,000
                                          -------------   ----------   ----------   -----------
             Total bonds                  $     351,244   $    2,408   $      202   $   353,450
                                          =============   ==========   ==========   ===========
At December 31, 2002
U.S. governmental bonds                   $       2,290   $      207   $        -   $     2,497
State and political subdivisions                 13,828        1,282            -        15,110
Corporate bonds                                  33,682        1,979        2,094        33,567
Parent                                          300,000            -            -       300,000
                                          -------------   ----------   ----------   -----------
             Total bonds                  $     349,800   $    3,468   $    2,094   $   351,174
                                          =============   ==========   ==========   ===========

        Fair values generally represent unit prices published by the NAIC Securities Valuation Office ("SVO"), if available. In the absence of SVO published unit prices, or when amortized cost is used by the SVO as unit price, quoted market value prices for securities traded in the public marketplace or analytically determined values using bid or closing prices for securities not traded in the public marketplace are used.

        A summary of the book/adjusted carrying value and fair value of the Company investments in bonds at December 31, 2003, by contractual maturity, is as follows:

                                          Book/Adjusted
                                             Carrying           Fair
(in thousands of dollars)                     Value             Value
                                          -------------      ------------
Years to maturity
One or less                               $      11,690      $     11,763
After one through five                          315,861           317,845
After five through ten                           18,388            18,503
After ten                                         5,306             5,339
                                          -------------      ------------
                                          $     351,245      $    353,450
                                          =============      ============

        The actual maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

AGC Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2003 and 2002
--------------------------------------------------------------------------------

        Proceeds from the sales of investments in bonds during 2003 and 2002 were $7,301,000 and $0; gross gains of $304,000 and $0, were realized on those sales, respectively.

        At December 31, 2003, bonds with an admitted asset value of $2,231,000 were on deposit with state insurance departments to satisfy regulatory requirements.

        Mortgage Loans
        The Company did not issue any new mortgage loans for the years ending December 31, 2003 and 2002. At the issuance of a loan, the percentage of any one loan to value of security did not exceed 75%.

        The Company's investments in mortgage loans principally involve residential real estate.

        Other Investment Information
        Net investment income, consisting primarily of dividends from common stocks of subsidiaries, is net of investment expense, primarily interest on borrowings (excluding surplus notes), of $7,880,000 in 2003 and $8,165,000 in 2002.

        The following table summarizes the Company's gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized position, at December 31, 2003:

                             Less than 12 months     12 Months or More               Total
                             -------------------   -----------------------   ----------------------
                              Fair    Unrealized     Fair       Unrealized     Fair      Unrealized
                              Value     Losses       Value        Losses       Value       Losses
                             ------   ----------   ----------   ----------   ---------   ----------
State and Political
 Subdivisions                $    -   $        -   $    3,901   $     (107)  $   3,901   $     (107)
Corporate bonds                   -            -        1,905          (95)      1,905          (95)
                             ------   ----------   ----------   ----------   ---------   ----------
     Total temporarily
      impaired securities    $    -   $        -   $    5,806   $     (202)  $   5,806   $     (202)
                             ======   ==========   ==========   ==========   =========   ==========

4.      Business Combinations

        On December 31, 2003, the Company acquired 100% interest in AIG Life Holdings (Canada) ULC through a capital contribution in the amount of $32,632,000 from the Company's ultimate parent, American International Group, Inc., through the Company's immediate parent, American General Corporation. AIG Life Holdings (Canada) ULC is a holding company whose primary holding is a Canadian-domiciled life insurer, AIG Assurance of Canada. No goodwill was recorded as part of the transaction.

        On December 31, 2003, North Central Life Insurance Company, a direct subsidiary of the Company with a cost of $23,554,000, was merged with USNY, also a direct subsidiary of the Company. The transaction was recorded as a capital contribution from the Company to USNY. No goodwill was recorded as part of the transaction.

        On March 31, 2003, The Old Line Life Insurance Company of America, a direct subsidiary of the Company with a cost of $181,743,000, was merged with AGL, also a direct subsidiary of the

AGC Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2003 and 2002
--------------------------------------------------------------------------------

        Company. The transaction was recorded as a capital contribution from the Company to AGL. No goodwill was recorded as part of the transaction.

        On December 31, 2002, The Franklin Life Insurance Company ("FL") and All American Insurance Company ("AAL"), direct subsidiaries of the Company, merged with AGL, also a direct subsidiary of the Company. The transaction was recorded as a capital contribution from the Company to AGL. Unamortized goodwill relating to FL totaling $12,598,000 and $24,227,000 was included in the Company's investment in AGL as of December 31, 2003 and 2002, respectively. Goodwill amortization was $11,629,000 for each of the years ending December 31, 2003 and 2002.

        On September 30, 2002, Franklin Financial Services corporation, a noninsurance subsidiary of FL, a direct subsidiary of the Company, was merged with AGL, also a direct subsidiary of the Company. The transaction was recorded as a capital contribution from the Company to AGL. No goodwill was recorded as part of the transaction.

        On September 26, 2002, the Company acquired 60% interest in AIG Business Processing Services, Inc., a Philippines-domiciled noninsurance entity, for $2,160,000. No goodwill was recorded as part of the acquisition. In 2003, the Company received a payment of $482,000, representing a return of capital ($535,000), net of a foreign exchange currency loss ($53,000).

        On June 6, 2001, the Company acquired the remaining 50% interest in Templeton American General Life of Bermuda, Ltd. for $1,650,000, resulting in goodwill in the amount of $1,125,000. Unamortized goodwill relating to Templeton American General Life of Bermuda, Ltd., which is now known by the name AIG Life of Bermuda, Ltd., totaled $834,000 and $947,000 at December 31, 2003 and 2002, respectively. Goodwill amortization was $113,000 for each of the years ending December 31, 2003 and 2002.

        On February 28, 1998, AGC acquired the remaining 54% interest in Western National Corporation ("WNC") for approximately $1,200,000,000 plus assumption of related debt. On the same day, the Company issued a 7.5% surplus debenture in the amount of $875,000,000 due February 28, 2028, to AGC and AGC contributed the 54% interest in WNC to AGC Life, so that AGC Life owned 100% of WNC, resulting in goodwill in the amount of $125,000,000. On December 31, 2001, WNC and WNL Holding Corporation, an intermediate holding company, were dissolved and American General Annuity Life Insurance Company, which is now known by the name AIG Annuity Insurance Company ("AIGAIC"), previously held by WNL Holding Corporation, became a direct subsidiary of the Company. Unamortized goodwill relating to AIGAIC totaled $52,304,000 and $64,857,000 at December 31, 2003 and 2002, respectively. Goodwill amortization was $112,553 for the years ending December 31, 2003 and 2002.

        On April 16, 1997, AGC acquired Home Beneficial Corporation ("HBC"), the holding company of Home Beneficial Life Insurance Company ("HBL) for approximately $668,000,000. Approval was obtained from the Missouri Department to account for this transaction using the net contribution method, resulting in goodwill in the amount of $190,000,000. HBC was liquidated and its assets, including HBL, were contributed to the Company by AGC. Subsequently, on December 31, 1997, HBL was merged into American General Life and Accident Company ("AGLA"). Unamortized goodwill relating to AGLA totaled $62,474,000 and $81,453,000 at December 31, 2003 and 2002, respectively. Goodwill amortization was $18,979,000 for each of the years ending December 31, 2003 and 2002.

AGC Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2003 and 2002
--------------------------------------------------------------------------------

5.      Subsidiaries and Affiliates

        Carrying values of the Company's preferred stocks of subsidiaries are as follows at December 31:

                                   Ownership
(in thousands of dollars)          Percentage       2003              2002
                                   ----------   --------------   --------------
AGL                                      100%   $        8,500   $        8,500

        Carrying values of the Company's common stocks of subsidiaries as of December 31 are as follows:

                                   Ownership
(in thousands of dollars)          Percentage        2003             2002
                                   ----------   --------------   --------------
AGL                                      100%   $    4,069,210   $    2,871,555
AIGAIC                                   100         3,007,236        2,173,883
AGLA                                     100           560,707          524,919
USNY                                     100           364,656          297,078
AIGB                                     100            60,900           43,662
AIGLHC                                   100            32,632                -
AGPIC                                   51.8            20,419           36,996
AIGBPS                                  60.0               786            2,160
OLL                                      100                 -          144,294
NCL                                      100                 -           13,139
                                                --------------   --------------
                                                $    8,116,546   $    6,107,686
                                                ==============   ==============

        The following table provides financial information for these subsidiaries as of December 31 and for the years then ended. This information is on a statutory basis for all subsidiaries:

                                                                  Year Ended
                                       December 31, 2003       December 31, 2003
                              -------------------------------     Net Income
(in thousands of dollars)         Assets        Liabilities         (Loss)
                              --------------   --------------  -----------------
AGL                           $   25,511,318   $   21,444,005      $    115,032
AIGAIC                            43,241,254       40,286,322           378,869
AGLA                               8,640,890        8,140,785           289,057
USNY                               3,377,222        3,012,566            47,604
AIGBPS                                 3,369              486             2,883
AGPIC                                 62,254           17,513            14,748
AIGB                               6,110,430        3,329,751            37,464
AIGLHC                               449,562          393,870             9,697

AGC Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2003 and 2002
--------------------------------------------------------------------------------

                                                                  Year Ended
                                       December 31, 2002       December 31, 2002
                              -------------------------------     Net Income
(in thousands of dollars)          Assets       Liabilities         (Loss)
                              --------------   --------------  -----------------
AGL                           $   20,832,014   $   17,968,792      $    538,265
AIGAIC                            33,831,368       31,722,343          (262,161)
AGLA                               8,439,897        7,996,431           376,830
USNY                               3,250,131        2,953,035            57,897
AIGBPS                                 3,600                -                 -
OLL                                1,843,694        1,699,400            (8,051)
AGPIC                                 90,518           19,167             5,054
NCL                                  130,221          117,082             8,567
AIGB                               3,317,998          554,669            42,830

        The admitted value of the Company's investments in subsidiaries includes goodwill of $128,210,000 and $171,484,000 at December 31, 2003 and 2002,
        respectively, which the Company is amortizing over a period of ten years. Included in the change in net unrealized gains (losses) for the years ended December 31, 2003 and 2002, were $1,145,765,000 and $(243,703,000), respectively, related to the change in carrying values of the Company's investments in its subsidiaries and affiliates. The unrealized gain in 2003 was reduced by an unrealized loss of $681,676,000 associated with a liability that was established to defer gains recognized by subsidiaries on intercompany reinsurance agreements.

        The deferred gain on subsidiaries' intercompany reinsurance agreements reflected in the financial statements, pertains to business ceded by three of the Company's subsidiaries to an affiliate. American General Life Insurance Company, AIG Annuity Insurance Company and The United States Life Insurance Company in the City of New York, cede business to another Company subsidiary, AIG Life of Bermuda, Ltd. These subsidiary reinsurance agreements involve valid transfers of risk under NAIC SAP and constitute economic transactions for the relevant subsidiaries. The reinsurance agreements, supported by letters of credit for the benefit of American General Life, AIG Annuity, and The United States Life Insurance Company, have been filed and approved by the subsidiaries state insurance departments of domicile. Bermuda accounting principles permit AIG Bermuda to recognize an intangible reinsurance receivable from the ceding companies that essentially offsets the value of the reserves assumed from its affiliates. Accordingly, these inter-company reinsurance transactions result in an increase in the net income of AIG Bermuda and a corresponding increase in surplus at the parent company (AGC Life) reporting level that must be eliminated. Consequently, this increase in surplus has been eliminated at the AGC Life parent company level through the recognition of an unrealized loss and a corresponding deferred gain in accordance with Statement of Statutory Accounting Principle (SSAP) No. 25, "Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties".

        AGL and USNY own 810,153 and 192 shares, respectively, of AIG common stock, their ultimate parent. The Company reduced the carrying value of these two subsidiaries by $2,202,000 to eliminate their reciprocal ownership interest in AIG, in accordance with NAIC Securities Valuation Office guidelines.

        The Company contributed $500,637,000 to AIGAIC and $333,140,000 to AGL during 2003.

AGC Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2003 and 2002
--------------------------------------------------------------------------------

        During 2003 and 2002, the Company's insurance subsidiaries paid dividends to the Company as follows:

                                               2003              2002
                                          -------------      ------------
AGL (including preferred)                 $         680      $    512,633
AGLA                                            847,910           202,000
AGPIC                                            15,369                 -
AIGLHC                                              362                 -
USNY                                                  -            75,000
NCL                                                   -            19,000
HBC Development Corporation                         875               295
                                          -------------      ------------
                                          $     865,196      $    808,928
                                          =============      ============

        In the fourth quarter of 2003 the transfer of net pension assets and other employee benefit liabilities from AGLA, a direct subsidiary of the Company, to AIG, the Company's ultimate parent was recorded with an effective date of January 1, 2003. The accounting for this transfer reflects the merger of former American General employee benefit plans into surviving AIG benefit plans. The net transfer was recorded as a dividend in the amount of approximately $681,057,000 from AGLA to the Company, which was immediately passed through to its intermediate parent, American General Corporation ("AGC"), and ultimately to AIG. This dividend resulted in a $681,057,000 increase in the Company's net investment income offset by a corresponding increase in the Company's dividends paid, resulting in no net change to surplus.

        Cash dividends from AGPIC in the amount of $18,148,000 were reduced by $2,779,000 in accordance with SSAP No. 46, that states that the portion of a cash dividend that exceeds unassigned surplus, is to be excluded from dividend income and recorded instead as return of capital.

        The maximum dividends that AGC Life may receive from its subsidiaries in 2004 without prior approval of the insurance departments of the respective states of domicile are as:

                                                               Maximum
(in thousands of dollars)                                      Dividend
                                                             ------------
AGL                                                          $    406,731
AIGAIC                                                            487,209
USNY                                                               36,070
AGPIC                                                              13,456
AGLA                                                              335,362
AIGLHC                                                              9,334

        The Company did not recognize any impairment write down for its investments in subsidiaries, controlled or affiliated companies during the years ending December 31, 2003 and 2002.

AGC Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2003 and 2002
--------------------------------------------------------------------------------

6.      Reinsurance

        Certain premiums and benefits are assumed from and ceded to other affiliated and nonaffiliated insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

        AGC Life assumes life, annuity and group annuity policies from AGLA through two agreements. AGC Life also assumes universal life insurance business under reinsurance agreements with affiliates Old Line Life Insurance Company ("OLL") and All American Life Insurance Company ("AAL"), which were merged into AGL on March 31, 2003, and December 31, 2002, respectively. In addition, the Company assumes group, group credit accident and health policies and life policies under reinsurance agreements with RGA Reinsurance Company. In 2001, AGC Life retroceded to AGLA, on an earned basis, the group credit accident and health business assumed from RGA. Effective January 1, 2002, the retrocession to AGLA was terminated through a novation and this business was retroceded to RGA. In addition, effective July 1, 2001, AGC Life entered into a reinsurance agreement with AGLA, whereby AGC Life retrocedes, on a coinsurance basis, 48% of the group accident and health business assumed from RGA. At January 1, 2002, RGA Reinsurance Company recaptured the ordinary life business that had been ceded to AGC Life.

        Following is a summary of the effects of assumed reinsurance activity on certain items in the accompanying financial statements for the years ended December 31:

(in thousands of dollars)                     2003               2002
                                          -------------      ------------
Premiums
AGLA                                      $         415      $        251
RGA                                              65,772            63,844
AGL                                               5,538             6,797
Benefits paid or provided
AGLA                                              3,367             2,015
RGA                                              37,921            35,970
AGL                                                (881)          (13,588)
Policy and contract liabilities
AGLA                                             31,609            31,426
RGA                                              36,745            40,625
AGL                                              42,685            44,718

        * At year end

AGC Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2003 and 2002
--------------------------------------------------------------------------------

        The ceded reinsurance activity for the group credit accident and health agreements with RGA for 2003 and 2002 and the group accident and health agreements with AGLA for 2003 and 2002 is summarized below:

(in thousands of dollars)                     2003               2002
                                          -------------      ------------
Premiums
Group Credit Accident and Health          $       1,406      $      6,247
Group Accident and Health                        30,515            29,548
Benefits paid or provided
Group Credit Accident and Health                    548             1,164
Group Accident and Health                        18,092            19,171
Policy and contract liabilities*
Group Accident and Health                        15,390            17,100

        * At year end

        The Company remains obligated for amounts ceded in the event that AGLA does not meet its obligations.

        AGC Life placed assets with a fair value of $37,500,000 in a reinsurance trust to collateralize balances assumed from AGLA and also provided a letter of credit in the amount of $37,000,000 to RGA related to these agreements.

7.      Federal Income Taxes

        For the tax years ending December 31, 2003 and 2002, the Company joined in the filing of a consolidated federal income tax return with its life insurance company subsidiaries.

        The Company has a written agreement with the subsidiary companies setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life agrees not to charge the subsidiary companies a greater portion of the consolidated tax liability than would have been paid by each subsidiary had it filed a separate federal income tax return. In addition, AGC Life agrees to reimburse the subsidiaries for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses were used.

        Income before federal income taxes differs from taxable income principally due to dividends-received tax deductions and surplus note interest tax deductions.

AGC Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2003 and 2002
--------------------------------------------------------------------------------

        The components of the net deferred tax asset at December 31, 2003 and 2002, are as follows:

(in thousands of dollars)                           2003               2002
                                                -------------      ------------
Gross deferred tax assets                       $      16,698      $     17,168
Gross deferred tax liabilities                          6,255             5,940
                                                -------------      ------------
Net deferred tax asset                                 10,443            11,228
Deferred tax assets nonadmitted                         9,456             6,476
                                                -------------      ------------
Net admitted deferred tax asset                           987             4,752
                                                -------------      ------------
Increase in deferred tax assets nonadmitted     $       2,980      $      6,476
                                                =============      ============

        The components of incurred income tax benefit and the change in deferred tax assets and deferred tax liabilities for the years ended December 31, 2003 and 2002, are as follows:

(in thousands of dollars)                            2003               2002
                                                -------------      ------------
Current income tax benefit on operations        $     (74,352)     $    (68,524)
Current income tax expense on net capital gains            37                10
                                                -------------      ------------
Current income tax benefit                      $     (74,315)     $    (68,514)
                                                =============      ============
Change in deferred tax assets                   $        (470)     $    (15,680)
Change in deferred tax liabilities                        315           (40,845)
Change in deferred tax assets assumed from
 subsidiaries                                             875              (106)
                                                -------------      ------------
             Net change in deferred taxes       $      (1,660)     $     25,271
                                                =============      ============

        The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows for the years ended December 31:

(in thousands of dollars)                            2003              2002
                                                -------------      ------------
Deferred tax assets
Policy reserves                                 $      15,761      $     15,928
Other                                                     937             1,240
                                                -------------      ------------
             Total deferred tax assets                 16,698            17,168
Nonadmitted deferred tax assets                         9,456             6,476
                                                -------------      ------------
             Admitted deferred tax assets               7,242            10,692
                                                -------------      ------------
Deferred tax liabilities
Basis differential of investments                          75               550
Other                                                   6,180             5,390
                                                -------------      ------------
             Total deferred tax liabilities             6,255             5,940
                                                -------------      ------------
             Net admitted tax asset             $         987      $      4,752
                                                =============      ============

AGC Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2003 and 2002
--------------------------------------------------------------------------------

        The Company's income tax expense and change in deferred taxes differs from the amount obtained by applying the federal statutory rate of 35% to Net Gain from Operations After Dividends to Policyholders for the following reason for the years ended December 31:

(in thousands of dollars)                            2003              2002
                                                -------------      ------------
Income tax expense at applicable rate           $     308,149      $    293,364
Dividends received deduction                         (302,691)         (283,363)
Surplus note interest                                 (68,438)          (68,438)
Foreign tax credit                                    (15,000)                -
Other Stat permanent differences                        5,255                 8
Adjustment for IRS examinations                             -           (35,145)
Other                                                      70              (211)
                                                -------------      ------------
                                                $     (72,655)     $    (93,785)
                                                =============      ============
Federal income tax benefits                     $     (74,315)     $    (68,514)
Change in net deferred income taxes                     1,660           (25,271)
                                                -------------      ------------
          Total statutory income tax benefits   $     (72,655)     $    (93,785)
                                                =============      ============

        The Company did not have any deferred income tax liabilities that were not recognized for amounts described in SSAP 10.

        The Company does not have any operating loss or tax credit carryforwards available at December 31, 2003.

8.      Litigation

        The Company has no known pending litigation that would have a material impact on the Company's financial condition or business operations.

AGC Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2003 and 2002
--------------------------------------------------------------------------------

9.      Unpaid Claims

        The following table provides a reconciliation of the beginning and ending balances of unpaid A&H claim liabilities, net of reinsurance recoverables for the years ended December 31:

(in thousands of dollars)                           2003               2002
                                                -------------      ------------
Unpaid claim liabilities, at beginning of year  $      23,309      $     22,057
                                                -------------      ------------
Add provisions for claims, net of insurance,
 occuring in
The current year                                       23,151            20,768
Prior years                                            (3,552)                -
                                                -------------      ------------
Net incurred losses during the current year            19,599            20,768
                                                -------------      ------------
Deduct payments for claims, net of
 reinsurance, occuring in
The current year                                       12,432             9,758
Prior years                                             8,782             9,758
                                                -------------      ------------
Net claim payments during the current year             21,214            19,516
                                                -------------      ------------
Unpaid claim liabilities, at end of year        $      21,694      $     23,309
                                                =============      ============

        The foregoing reconciliation reflects that redundancies in the December 31, 2003 and 2002, net reserves were $3,552,000 and $0 in 2003 and 2002, respectively. The favorable redundancy that developed on the Group A&H business in 2003 was offset by a corresponding reduction in the experience rating refund on this assumed business.

10.     Capital and Surplus

        The Company has three outstanding surplus notes issued to AGC at December 31, 2003 and 2002, which are summarized in the table below:

(in thousands of dollars)                                 Interest
                                                            Paid          Total
   Date       Interest     Amounts         Carrying        Current       Interest     Accrued       Date of
  Issued        Rate       of Notes          Value           Year          Paid       Interest      Maturity
----------    --------   ------------    ------------    ----------    ------------   ---------    ----------
12/30/1996        8.0%   $  1,450,000    $  1,450,322    $  116,000    $    812,000   $     322    12/30/2026
02/25/1998        7.5         875,000         891,406        65,625         367,318      16,406    02/25/2028
06/30/1998        7.4         188,000         191,478        13,912          73,038       3,478    06/30/2028
                         ------------    ------------    ----------    ------------   ---------
                         $  2,513,000    $  2,533,206    $  195,537    $  1,252,356   $  20,206
                         ============    ============    ==========    ============   =========

        Any payment of interest or repayment of principal may be made only with the prior approval of the Missouri Insurance Department and only to the extent that the Company has sufficient surplus to make such payment. The Company paid interest of $195,537,000 in 2003 and 2002. Accrued interest payable was $20,206,000 at December 31, 2003 and 2002.

AGC Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2003 and 2002
--------------------------------------------------------------------------------

        The Company is subject to certain Risk-Based Capital ("RBC") requirements for life and health insurance companies, as specified by the NAIC, under which the minimum amount of capital and surplus maintained by an insurance company is to be determined based on the various risk factors related to it. At December 31, 2003 and 2002, the Company exceeds the RBC requirements.

        The payment of dividends by the Company to AGC is limited and cannot be made except from earned profits of the Company and, in certain circumstances, without the prior approval of the Missouri Insurance Department. The maximum dividend payout allowed for any 12 consecutive month period ending in 2004 without prior approval of the Missouri Insurance Department is $952,730,000. Dividends are noncumulative.

        The Company has no preferred stock outstanding.

        The portion of unassigned surplus represented or reduced by each item below is as follows:

(in thousands of dollars)                           2003               2002
                                                -------------      -----------
Unrealized gains and losses                     $     (95,881)     $  (559,970)
Nonadmitted asset values                               (9,526)          (6,759)
Asset valuation reserves                              (16,278)         (18,042)

11.     Related Party Transactions

        The Company has outstanding affiliated notes payable of $116,000,000 and $127,095,000 and interest payable on the notes payable of $326,000 and $343,000 as of December 31, 2003 and 2002, respectively, classified as borrowings from affiliates. At December 31, 2003, the note payable is as follows:

(in thousands of dollars)                                            Maturity
Payee                                              Amount              Date
-----                                           -------------      -----------
AGL                                             $     116,000       12/15/2005

        An AGC note in the amount of $11,095,000 was repaid in May of 2003 and there have not been any additional borrowings made since that date.

        The AGL note is unsecured and bears interest at a rate of 6.75%. Interest expense was $7,858,000 and $8,139,000 in 2003 and 2002, respectively, which was classified in the accompanying statements of income as a reduction to gross investment income.

        The Company has an investment in a senior promissory note issued by the Company's immediate parent, AGC, in the amount of $300,000,000 at December 31, 2003 and 2002, which is included in the balance of bonds in the accompanying balance sheets. The promissory note accrues interest at a rate of 5.18% and matures on March 30, 2007.

AGC Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2003 and 2002
--------------------------------------------------------------------------------

        The Company has amounts receivable from various affiliated companies of $276,000 and $0 at December 31, 2003 and 2002, respectively, classified as Receivable from parent, subsidiaries and affiliates. Additionally, the Company has amounts payable to parent, subsidiaries and affiliates of $3,000 and $82,000 at December 31, 2003 and 2002, respectively, which are reported in other liabilities.

        The Company has an agreement with affiliates whereby the affiliates provide certain administrative services to the Company. Expenses incurred relating to this agreement amounted to $447,000 and $449,000 at December 31, 2003 and 2002, respectively.

12.     Commitments and Contingencies

        Periodically, in the normal course of business, the Company issues commitments to purchase various investments such as securities, mortgage loans, etc. These commitments are not considered to be material in relation to the financial position of the Company.

        On November 1, 2002, the Company and certain of its affiliates entered into a one-year inter-affiliate credit facility (the "Facility"), under which the Company committed to make loans to AIG in amounts aggregating to not more than $100,000,000. Effective October 31, 2003, the original commitment was amended to extend the commitment termination date to October 30, 2004. The commitment amount remains at not more than $100,000,000. The Company received annual facility fees of .045% on its commitment. No loans were funded during 2003 or 2002.

        On July 11, 2001, the Missouri Department of Insurance approved the Company's guaranty of all the obligations and responsibilities of American General Assignment Corporation of New York ("ASGN-NY") which related to structured settlements and qualified assignments to which ASGN-NY is a party. Under the ASGN-NY contracts, third-party defendants transfer future payment obligations, along with a lump sum of money to ASGN-NY. ASGN-NY, a qualified assignee under this program, uses the lump sum of money to purchase, at fair market value, structured settlement annuities from VALIC to cover the obligations owed under the structured settlement contract. The Company guarantees all the obligations and responsibilities of ASGN-NY under these agreements.

        On July 11, 2001, the Missouri Department of Insurance approved the Company's guaranty of all the obligations and responsibilities of American General Annuity Service Corporation ("AGASC") which related to structured settlements and qualified assignments to which AGASC is a party. Under these agreements, third-party defendants transfer future payment obligations, along with a lump sum of money to AGASC. AGASC, a qualified assignee under this program, uses the lump sum of money to purchase, at fair market value, structured settlement annuities from VALIC to cover the obligations owed under the structured settlement contract. The Company guarantees all the obligations and responsibilities of AGASC under these agreements.

        At December 31, 2003, the Company had not received notification of any insurance company insolvencies that are expected to result in a material guaranty fund assessment against the Company at some future date.

                          PART C -- OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements

The following financial statements are incorporated by reference or included herein, as indicated below, to this Registration Statement:

Consolidated financial statements of American International Life Assurance Company of New York at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004 and financial statements of Variable Account A at December 31, 2004, and for each of the two years in the period ended December 31, 2004 are incorporated by reference to Form N-4, Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 60 under the Investment Company Act of 1940, File Nos. 333-103098 and 811-04865, filed on May 2, 2005, Accession No. 0001193125-05-092391.

The audited statutory-basis balance sheets of AGC Life Insurance Company ("AGC Life") as of December 31, 2004 and 2003 and the related statutory-basis statements of income, changes in capital and surplus and cash flow for the years then ended and the audited statutory-basis balance sheets of AGC Life as of December 31, 2003 and 2002 and the related statutory-basis statements of income, changes in capital and surplus and cash flow for the years then ended are included herein.

(b) Exhibits

(1)     Resolutions Establishing Separate Account ..................................................................  *
(2)     Custody Agreements .........................................................................................  Not Applicable
(3)     (a)   Form of Distribution Contract ........................................................................  *
        (b)   Form of Selling Agreement ............................................................................  *
(4)     (a)   Form of Group Variable Annuity Policy (21GVAN897NY) ..................................................  *
        (b)   Form of Variable Annuity Certificate of Coverage (26GVAN897NY) .......................................  *
        (c)   Form of Group Variable Annuity Group Contract (21GVAN999) ............................................  ++
        (d)   Form of Variable Annuity Certificate of Coverage (26GVAN999NY) .......................................  ++
        (e)   Form of Variable Annuity Certificate of Coverage and Contract (26GNSVAN800) ..........................  +++
(5)     (a)   Form of Group Variable Annuity application (24GVAN897)* ..............................................  *
        (b)   Participant Enrollment Form ..........................................................................  *
(6)     Corporate Documents
        (a)   (a) By-Laws of American International Life Assurance Company of New York as amended on 3/25/75 .......  *
        (b)   Certificate of Incorporation of American International Life Assurance Company of New York, dated
              March 5, 1962 ........................................................................................  *
        (c)   Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance
              Company of New York, dated February 4, 1972 ..........................................................  *
        (d)   Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance
              Company of New York, dated January 18, 1985 ..........................................................  *
        (e)   Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance
              Company of New York, dated June 1, 1987 ..............................................................  *
        (f)   Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance
              Company of New York, dated March 22, 1989 ............................................................  *
        (g)   Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance
              Company of New York, dated June 27, 1991 .............................................................  *
(7)     Reinsurance Contract .......................................................................................  Not Applicable
(8)     Material Contracts - Delaware Valley Financial Services, LLC. Administrative Agreement, appointing Delaware
        Valley Financial Services, LLC. by AIG Life Insurance Company and American International Life Assurance
        Company of New York, dated October 1, 1986* ................................................................  *
(9)     (a)   Opinion of Counsel and Consent of Depositor                                                              ++++
        (b)   Opinion of Counsel and Consent of Polsinelli Shalton Welte Suelthause PC, Counsel to AGC Life
              Insurance Company ....................................................................................  Filed Herewith
        (c)   Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel to AGC Life Insurance
              Company                                                                                                 Filed Herewith
        (d)   Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel to National Union Fire Insurance
              Company of Pittsburgh, Pa                                                                               Filed Herewith
        (e)   Opinion of Counsel and Consent of Saul Ewing, Counsel to National Union Fire Insurance Company of
              Pittsburgh, Pa.                                                                                         Filed Herewith
(10)    Consent of Independent Registered Public Accounting Firm ...................................................  Filed Herewith
(11)    Financial Statements Omitted from Item 23 ..................................................................  Not Applicable
(12)    Initial Capitalization Agreement ...........................................................................  Not Applicable
(13)    Other
        (a)   Diagram and Listing of All Persons Directly or Indirectly Controlled by or Under Common Owner Control
              with American International Life Assurance Company of New York, the Depositor of Registrant             ++++++
        (b)   Power of Attorney for Rodney O. Martin, Jr., David J. Dietz, Christopher J. Swift, M. Bernard
              Aidinoff, Marion E. Fagen, Patrick J. Foley, Cecil C. Gamwell III, Jack R. Harnes, David L. Herzog,
              John I. Howell, Ernest T. Patrikis, Gary D. Reddick and James W. Weakley                                ##
        (c)   Support Agreement of American International Group, Inc.                                                 #

(d)   General Guarantee Agreement from AGC Life Insurance Company on behalf of American International Life
      Assurance Company of New York ..........................................................................        Filed Herewith
(e)   Guarantee Agreement of National Union Fire Insurance Company of Pittsburgh, Pa .........................        #

----------
* Incorporated by reference to Post-Effective Amendment Nos. 10 and 25 to File Nos. 033-39170 and 811-4865, filed October 27, 1998, Accession No. 0000803401-98-000035.

++ Incorporated by reference to Form N-4 to File Nos. 333-63730 and 811-4865, filed June 25, 2001, Accession No. 0001005477-01-003795.

+++ Incorporated by reference to Form N-4 to File Nos. 333-67866 and 811-4865, filed August 17, 2001, Accession No. 0001005477-01-500759.

++++ Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 37 File Nos. 333-63412 and 811-4865, filed December 28, 2001, Accession No. 0001005477-01-502410.

+++++ Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 45, File Nos. 333-103098 and 811-4865, filed April 28, 2003,
        Accession No. 0000898430-03-002598.

++++++ Incorporated by reference to Form 10-K, Exhibit 21 filed by American International Group, parent of Registrant for the year ended December 31, 2003, SEC file number 001-08787, Accession number
        0000950123-04-003302, filed March 15, 2004.

# Incorporated by reference to Post-Effective Amendment Nos. 10 and 62 to File Nos. 333-63412 and 811-04865, filed August 12, 2005, Accession No. 0001193125-05-166641.

## Incorporated by reference to Post-Effective Amendment Nos. 3 and 64 to File Nos. 333-103098 and 811-04865, filed August 12, 2005, Accession No. 0001193125-05-166912.

Item 25. Directors and Officers of the Depositor

(a) The principal officers and directors of American International Life Assurance Company of New York, Depositor, are listed below. Their principal business address is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.

NAME                                            POSITION
Rodney O. Martin, Jr.                           Director and Chairman of the Board of Directors
M. Bernard. Aidinoff                            Director
David J. Dietz (4)                              Director, President and Chief Executive Officer
Marion E. Fajen (5)                             Director
Patrick J. Foley (6)                            Director
Cecil C. Gamwell III (7)                        Director
Jack R. Harnes (1)                              Director
David L. Herzog                                 Director
John I. Howell (8)                              Director
Ernest T. Patrikis                              Director
Gary D. Reddick                                 Director, Executive Vice President and Chief Administrative Officer
Christopher J. Swift                            Director, Executive Vice President and Chief Financial Officer
James W. Weakley                                Director
Robert M. Beuerlein                             Senior Vice President
Robert M. Goldbloom (2)                         Senior Vice President
Robert F. Herbert, Jr.                          Senior Vice President, Treasurer and Controller
Kyle L. Jennings                                Senior Vice President
Arshad H. Qureshi (3)                           Senior Vice President
Elizabeth M. Tuck (1)                           Secretary

----------
(1)   Business Address is 70 Pine Street, New York, New York 10270.

(2)   Business Address is 80 Pine Street, New York, New York 10005.

(3) Business Address is One Alico Plaza, 600 King Street, Wilmington, Delaware 19901.

(4)   Business Address is 390 Park Avenue, New York, New York 10022.

(5)   Business Address is 5608 North Waterbury Road, Des Moines, Iowa 50312.

(6)   Business Address is 88 Pine Street, New York, New York 10055.

(7)   Business Address is 419 West Beach Road, Charleston, Rhode Island 02813.

(8)   Business Address is 263 Glenville Road, Greenwich, Connecticut 06831.

Item 26. Persons Controlled By or Under Common Control with Depositor or Registrant

The Registrant is a separate account of American International Life Assurance Company of New York (Depositor). Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). American International Life Assurance Company of New York, a New York corporation, is owned 77.52% by American International Group, Inc. The remaining 22.48% is owned by American Home Assurance Company, New York corporation. An organizational chart for AIG can be found as Exhibit 21 in Form 10-K, SEC file number 001-08767, Accession Number 0000950123-05-006884, filed May 31, 2005.

Item 27. Number of Contract Owners

As of September 1, 2005, the number of Ovation contracts funded by Variable Account A was 1,375 of which 475 were qualified contracts and 900 were non-qualified contracts.

Item 28. Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

American International Life Assurance Company of New York

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

Item 29. Principal Underwriter

(a) AIG Equity Sales Corp., the principal underwriter for Variable Account A, also acts as the principal underwriter for other separate accounts of the Depositor, and for the separate accounts of AIG Life Insurance Company, an affiliated company.

(b) The following information is provided for each director and officer of the principal underwriter:

NAME AND PRINCIPAL BUSINESS
ADDRESS*                                     POSITIONS AND OFFICES WITH UNDERWRITER
---------------------------                  --------------------------------------
Walter R. Josiah                             Director and President
Kevin Clowe                                  Director and Vice President
Ronald A. Latz                               Director and Vice President

Peter C. Adamczyk                            Director

Ernest T. Patrikis                           Director

Helen Stefanis                               Director

Brian G. Dooley                              Financial Operations Principal

Elizabeth M. Tuck                            Secretary

----------
* Business address is 70 Pine Street, New York, New York 10270.

(c)

                                                        NET
NAME OF                                             UNDERWRITING          COMPENSATION
PRINCIPAL                                           DISCOUNTS AND              ON               COMMISSIONS
UNDERWRITER                                          COMMISSION            REDEMPTION            BROKERAGE          COMPENSATION
-----------                                         --------------        ------------          -----------         ------------
AIG Equity Sales Corp.                                  $ 0                   $  0                  $  0                $  0

Item 30. Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 2929 Allen Parkway, Houston, Texas 77019 or its recordkeeper, Delaware Valley Financial Services, P.O. Box 3031, Berwyn, PA 19312-0031, which provides certain servicing for the Depositor.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

General Representations

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Undertakings of the Depositor

During any time there are insurance obligations outstanding and covered by the guarantee issued by AGC Life Insurance Company ("AGC Life Guarantee Period"), filed as an exhibit to this Registration Statement (the "AGC Life Guarantee"), the Depositor hereby undertakes to provide notice to contract owners covered by the AGC Life Guarantee promptly after the happening of significant events related to the AGC Life Guarantee.

These significant events include: (i) termination of the AGC Life Guarantee that has a material adverse effect on a contract owner's rights under the AGC Life Guarantee; (ii) a default under the AGC Life Guarantee that has a material adverse effect on the contract owner's rights under the AGC Life Guarantee; or
(iii) the insolvency of AGC Life Insurance Company ("AGC Life").

Depositor hereby undertakes during the AGC Life Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements of AGC Life in the Registration Statement are current and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of AGC Life regarding such financial statements.

During the AGC Life Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain current financial statements of AGC Life, free of charge upon a contract owner's request.

During any time there are insurance obligations outstanding and covered by the guarantee issued by the National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union Guarantee Period"), filed as an exhibit to this Registration Statement (the "National Union Guarantee"), the Depositor hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the National Union Guarantee.

These significant events include: (i) termination of the National Union Guarantee that has a material adverse effect on the contract owner's rights under the National Union Guarantee; (ii) a default under the National Union Guarantee that has a material adverse effect on the contract owner's rights under the National Union Guarantee; (iii) the insolvency of National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union").

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, VARIABLE ACCOUNT A of AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK certifies that it has caused this amended Registration Statement to be signed on its behalf by the undersigned, in the City of Houston, and the State of Texas, on this 26th day of September, 2005.

                                  VARIABLE ACCOUNT A
                                  of AMERICAN INTERNATIONAL LIFE ASSURANCE
                                  COMPANY OF NEW YORK
                                  (Registrant)

                                  By:   AMERICAN INTERNATIONAL LIFE ASSURANCE
                                        COMPANY OF NEW YORK
                                        (on Behalf of the Registrant and itself)

                                  BY:       /s/ ROBERT F. HERBERT, JR.
                                            ----------------------------
                                            ROBERT F. HERBERT, JR.
                                            SENIOR VICE PRESIDENT, TREASURER AND
                                            COMPTROLLER

[SEAL]

ATTEST:  /s/ LAUREN W. JONES
        -------------------
         LAUREN W. JONES
         ASSISTANT SECRETARY

           Signature                                       Title                                Date
           ---------                                       -----                                ----
/S/ RODNEY O. MARTIN, JR
-------------------------------                  Director and Chairman                    September 26, 2005
RODNEY O. MARTIN, JR.

/S/ DAVID J. DIETZ
-------------------------------                  Director, President and Chief            September 26, 2005
DAVID J. DIETZ                                   Executive Officer

/S/ CHRISTOPHER J. SWIFT
-------------------------------                  Director and Chief Financial Officer     September 26, 2005
CHRISTOPHER J. SWIFT

/S/ M. BERNARD AIDINOFF
-------------------------------                  Director                                 September 26, 2005
M. BERNARD AIDINOFF

/S/ MARION E. FAJEN
-------------------------------                  Director                                 September 26, 2005
MARION E. FAJEN

/S/ PATRICK J. FOLEY
-------------------------------                  Director                                 September 26, 2005
PATRICK J. FOLEY

/S/ CECIL C. GAMWELL III
-------------------------------                  Director                                 September 26, 2005
CECIL C. GAMWELL III

/S/ JACK R. HARNES
-------------------------------                  Director                                 September 26, 2005
JACK R. HARNES

/S/ DAVID L. HERZOG
-------------------------------                  Director                                 September 26, 2005
DAVID L. HERZOG

/S/ JOHN I. HOWELL
-------------------------------                  Director                                 September 26, 2005
JOHN I. HOWELL

/S/ ERNEST T. PATRIKIS
-------------------------------                  Director                                 September 26, 2005
ERNEST T. PATRIKIS

/S/ GARY D. REDDICK
-------------------------------                  Director                                 September 26, 2005
GARY D. REDDICK

/S/ JAMES W. WEAKLEY
-------------------------------                  Director                                 September 26, 2005
JAMES W. WEAKLEY

AGC Life Insurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, in the City of Houston, and the State of Texas, on this 26th day of September, 2005.

                                    By: AGC LIFE INSURANCE COMPANY

                                    By:   /s/ ROBERT F. HERBERT, JR.
                                       ----------------------------
                                       ROBERT F. HERBERT, JR
                                       SENIOR VICE PRESIDENT

      SIGNATURE                               TITLE                      DATE
      ---------                               -----                      ----
/s/  RODNEY O. MARTIN, JR.                    Director             September 26, 2005
--------------------------           AGC Life Insurance Company
RODNEY O. MARTIN, JR.

/s/  CHRISTOPHER J. SWIFT                     Director             September 26, 2005
--------------------------           AGC Life Insurance Company
CHRISTOPHER J. SWIFT

/s/  M. BERNARD AIDINOFF                      Director             September 26, 2005
--------------------------           AGC Life Insurance Company
M. BERNARD AIDINOFF

/s/  DAVID J. DIETZ                           Director             September 26, 2005
--------------------------           AGC Life Insurance Company
DAVID J. DIETZ

/s/  ROBERT F. HERBERT, JR.                   Director             September 26, 2005
--------------------------           AGC Life Insurance Company
ROBERT F. HERBERT, JR.

/s/  DAVID L. HERZOG                          Director             September 26, 2005
--------------------------           AGC Life Insurance Company
DAVID L. HERZOG

/s/  RICHARD A. HOLLAR                        Director             September 26, 2005
--------------------------           AGC Life Insurance Company
RICHARD A. HOLLAR

/s/  ERNEST T. PATRIKIS                       Director             September 26, 2005
--------------------------           AGC Life Insurance Company
ERNEST T. PATRIKIS

/s/  GARY D. REDDICK                          Director             September 26, 2005
--------------------------           AGC Life Insurance Company
GARY D. REDDICK

National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union") has caused this amended Registration Statement to be signed on its behalf by the undersigned, in the City of New York, and the State of New York, on this 26th day of September, 2005.

                                     By:  NATIONAL UNION FIRE INSURANCE COMPANY
                                     OF PITTSBURGH, PA

                                     By:  /s/ ROBERT S. SCHIMEK
                                     -------------------------------------
                                          ROBERT S. SCHIMEK,
                                          SENIOR VICE PRESIDENT, TREASURER AND
                                          COMPTROLLER

/s/ MERTON BERNARD AIDINOFF                  Director              September 26, 2005
-----------------------------             National Union
MERTON BERNARD AIDINOFF

/s/ STEVEN JAY BENSINGER                     Director              September 26, 2005
-----------------------------             National Union
STEVEN JAY BENSINGER

/s/ JOHN QUINLAN DOYLE                       Director              September 26, 2005
-----------------------------             National Union
JOHN QUINLAN DOYLE

/s/ JEFFREY L. HAYMAN                        Director              September 26, 2005
-----------------------------             National Union
JEFFREY L. HAYMAN

/s/ DAVID LAWRENCE HERZOG                    Director              September 26, 2005
-----------------------------             National Union
DAVID LAWRENCE HERZOG

/s/ ROBERT EDWARD LEWIS                      Director              September 26, 2005
-----------------------------             National Union
ROBERT EDWARD LEWIS

/s/ KRISTIAN PHILIP MOOR                     Director              September 26, 2005
-----------------------------             National Union
KRISTIAN PHILIP MOOR

/s/ WIN JAY NEUGER                           Director              September 26, 2005
-----------------------------             National Union
WIN JAY NEUGER

/s/ ERNEST THEODORE PATRIKIS                 Director              September 26, 2005
-----------------------------             National Union
ERNEST THEODORE PATRIKIS

/s/ ROBERT MICHAEL SANDLER                   Director              September 26, 2005
-----------------------------             National Union
ROBERT MICHAEL SANDLER

/s/ ROBERT S. SCHIMEK                        Director              September 26, 2005
-----------------------------             National Union
ROBERT S. SCHIMEK

/s/ NICHOLAS SHAW TYLER                      Director              September 26, 2005
-----------------------------             National Union
NICHOLAS SHAW TYLER

/s/ NICHOLAS CHARLES WALSH                   Director              September 26, 2005
-----------------------------             National Union
NICHOLAS CHARLES WALSH

                                  EXHIBIT INDEX

EXHIBIT NO.                              DESCRIPTION
----------                               -----------
9(b)              Opinion of Counsel and Consent of Polsinelli Shalton Welte
                  Suelthause PC, Counsel to AGC Life Insurance Company

9(c)              Opinion of Counsel and Consent of Sullivan &Cromwell LLP,
                  Counsel to AGC Life Insurance Company

9(d)              Opinion of Counsel and Consent of Sullivan & Cromwell LLP,
                  Counsel to National Union Fire Insurance Company of
                  Pittsburgh, Pa

9(e)              Opinion of Counsel and Consent of Saul Ewing, Counsel to
                  National Union Fire Insurance Company of Pittsburgh, Pa

(10)              Consent of Independent Registered Public Accounting Firm

(13)(d) General Guarantee Agreement from AGC Life Insurance Company on behalf of American International Life Assurance Company of New
                  York